UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number811-09645

Columbia Funds Series Trust

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code:   (800) 345-6611

Date of fiscal year end:  January 31

Date of reporting period:  January 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Annual Report
January 31, 2022
Columbia Capital Allocation Portfolios
Columbia Capital Allocation Conservative Portfolio
Columbia Capital Allocation Moderate Conservative Portfolio
Columbia Capital Allocation Moderate Portfolio
Columbia Capital Allocation Moderate Aggressive Portfolio
Columbia Capital Allocation Aggressive Portfolio
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Columbia Capital Allocation Portfolios  |  Annual Report 2022

Fund at a Glance
Columbia Capital Allocation Conservative Portfolio
Investment objective
Columbia Capital Allocation Conservative Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with a conservative level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2010
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended January 31, 2022)
		Inception	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/04/04	1.41	4.56	4.25
	Including sales charges		-3.41	3.55	3.74
Advisor Class*		06/13/13	1.68	4.82	4.46
Class C	Excluding sales charges	03/04/04	0.75	3.80	3.47
	Including sales charges		-0.20	3.80	3.47
Institutional Class		09/27/10	1.76	4.83	4.51
Institutional 2 Class*		06/13/13	1.69	4.84	4.50
Institutional 3 Class*		06/13/13	1.84	4.90	4.55
Class R		09/27/10	1.25	4.30	3.99
Blended Benchmark			1.16	5.29	4.70
Bloomberg U.S. Aggregate Bond Index			-2.97	3.08	2.59
Russell 3000 Index			18.80	16.11	15.03
Returns for Class A shares are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 66% Bloomberg U.S. Aggregate Bond Index, 15% Russell 3000 Index, 10% FTSE Three-Month U.S. Treasury Bill Index, 5% MSCI EAFE Index (Net) and 4% Bloomberg U.S. Corporate High-Yield Index. The FTSE Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Bloomberg U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Effective August 24, 2021, the Bloomberg Barclays indices were re-branded as the Bloomberg indices.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Capital Allocation Portfolios | Annual Report 2022	3

Fund at a Glance   (continued)
Columbia Capital Allocation Conservative Portfolio
Performance of a hypothetical $10,000 investment (January 31, 2012 — January 31, 2022)
The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Columbia Capital Allocation Conservative Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.
Portfolio breakdown (%) (at January 31, 2022)
Equity Funds	20.9
Fixed Income Funds	70.2
Money Market Funds	8.9
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4	Columbia Capital Allocation Portfolios | Annual Report 2022

Fund at a Glance
Columbia Capital Allocation Moderate Conservative Portfolio
Investment objective
Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with a moderate conservative level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2009
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended January 31, 2022)
		Inception	1 Year	5 Years	10 Years
Class A	Excluding sales charges	10/15/96	4.48	6.40	5.86
	Including sales charges		-1.54	5.15	5.23
Advisor Class*		11/08/12	4.80	6.68	6.11
Class C	Excluding sales charges	10/15/96	3.66	5.61	5.07
	Including sales charges		2.71	5.61	5.07
Institutional Class		10/15/96	4.73	6.68	6.13
Institutional 2 Class*		11/08/12	4.81	6.71	6.15
Institutional 3 Class*		06/13/13	4.84	6.73	6.18
Class R		01/23/06	4.21	6.14	5.60
Blended Benchmark			3.76	7.08	6.40
Bloomberg U.S. Aggregate Bond Index			-2.97	3.08	2.59
Russell 3000 Index			18.80	16.11	15.03
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000 Index, 9% MSCI EAFE Index (Net), 5% FTSE Three-Month U.S. Treasury Bill Index and 4.5% Bloomberg U.S. Corporate High-Yield Index. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The FTSE Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The Bloomberg U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Effective August 24, 2021, the Bloomberg Barclays indices were re-branded as the Bloomberg indices.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Capital Allocation Portfolios | Annual Report 2022	5

Fund at a Glance   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Performance of a hypothetical $10,000 investment (January 31, 2012 — January 31, 2022)
The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Columbia Capital Allocation Moderate Conservative Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.
Portfolio breakdown (%) (at January 31, 2022)
Equity Funds	35.8
Fixed Income Funds	60.1
Money Market Funds	4.1
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
6	Columbia Capital Allocation Portfolios | Annual Report 2022

Fund at a Glance
Columbia Capital Allocation Moderate Portfolio
Investment objective
Columbia Capital Allocation Moderate Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with a moderate level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2010
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended January 31, 2022)
		Inception	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/04/04	6.42	8.21	7.56
	Including sales charges		0.27	6.94	6.92
Advisor Class*		06/13/13	6.70	8.47	7.79
Class C	Excluding sales charges	03/04/04	5.58	7.39	6.75
	Including sales charges		4.65	7.39	6.75
Institutional Class		09/27/10	6.69	8.48	7.82
Institutional 2 Class*		06/13/13	6.63	8.47	7.83
Institutional 3 Class*		06/13/13	6.66	8.54	7.88
Class R		09/27/10	6.17	7.95	7.28
Blended Benchmark			6.24	8.91	8.12
Russell 3000 Index			18.80	16.11	15.03
Bloomberg U.S. Aggregate Bond Index			-2.97	3.08	2.59
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 42.5% Bloomberg U.S. Aggregate Bond Index, 37% Russell 3000 Index, 11% MSCI EAFE Index (Net), 7.5% Bloomberg U.S. Corporate High-Yield Index and 2% MSCI Emerging Markets Index (Net). The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Bloomberg U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Effective August 24, 2021, the Bloomberg Barclays indices were re-branded as the Bloomberg indices.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net) and the MSCI Emerging Markets Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Capital Allocation Portfolios | Annual Report 2022	7

Fund at a Glance   (continued)
Columbia Capital Allocation Moderate Portfolio
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Performance of a hypothetical $10,000 investment (January 31, 2012 — January 31, 2022)
The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Columbia Capital Allocation Moderate Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.
Portfolio breakdown (%) (at January 31, 2022)
Alternative Strategies Funds	0.6
Equity Funds	51.2
Fixed Income Funds	46.2
Money Market Funds	2.0
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
8	Columbia Capital Allocation Portfolios | Annual Report 2022

Fund at a Glance
Columbia Capital Allocation Moderate Aggressive Portfolio
Investment objective
Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with a moderate aggressive level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2009
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended January 31, 2022)
		Inception	1 Year	5 Years	10 Years
Class A	Excluding sales charges	10/15/96	9.12	9.82	8.80
	Including sales charges		2.81	8.53	8.16
Advisor Class*		11/08/12	9.45	10.09	9.06
Class C	Excluding sales charges	10/15/96	8.36	8.99	7.98
	Including sales charges		7.42	8.99	7.98
Institutional Class		10/15/96	9.33	10.09	9.06
Institutional 2 Class*		11/08/12	9.41	10.13	9.12
Institutional 3 Class*		06/13/13	9.50	10.19	9.15
Class R		01/23/06	8.85	9.54	8.53
Class V	Excluding sales charges	03/07/11	9.12	9.82	8.78
	Including sales charges		2.81	8.53	8.14
Blended Benchmark			8.80	10.59	9.64
Russell 3000 Index			18.80	16.11	15.03
Bloomberg U.S. Aggregate Bond Index			-2.97	3.08	2.59
Returns for Class A and Class V shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 49% Russell 3000 Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index and 4% MSCI Emerging Markets Index (Net). The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Bloomberg U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Effective August 24, 2021, the Bloomberg Barclays indices were re-branded as the Bloomberg indices.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net) and the MSCI Emerging Markets Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Capital Allocation Portfolios | Annual Report 2022	9

Fund at a Glance   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Performance of a hypothetical $10,000 investment (January 31, 2012 — January 31, 2022)
The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Columbia Capital Allocation Moderate Aggressive Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.
Portfolio breakdown (%) (at January 31, 2022)
Alternative Strategies Funds	0.8
Equity Funds	66.2
Fixed Income Funds	31.3
Money Market Funds	1.7
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
10	Columbia Capital Allocation Portfolios | Annual Report 2022

Fund at a Glance
Columbia Capital Allocation Aggressive Portfolio
Investment objective
Columbia Capital Allocation Aggressive Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with an aggressive level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2010
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended January 31, 2022)
		Inception	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/04/04	12.14	11.34	10.20
	Including sales charges		5.71	10.03	9.55
Advisor Class*		06/13/13	12.41	11.62	10.43
Class C	Excluding sales charges	03/04/04	11.22	10.51	9.38
	Including sales charges		10.24	10.51	9.38
Institutional Class		09/27/10	12.40	11.62	10.48
Institutional 2 Class*		06/13/13	12.44	11.65	10.49
Institutional 3 Class*		06/13/13	12.50	11.69	10.53
Class R		09/27/10	11.83	11.06	9.93
Blended Benchmark			11.25	12.14	11.04
Russell 3000 Index			18.80	16.11	15.03
Bloomberg U.S. Aggregate Bond Index			-2.97	3.08	2.59
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 60% Russell 3000 Index, 15% Bloomberg U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Net), 6% MSCI Emerging Markets Index (Net) and 5% Bloomberg U.S. Corporate High-Yield Index. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The Bloomberg U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Effective August 24, 2021, the Bloomberg Barclays indices were re-branded as the Bloomberg indices.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net) and the MSCI Emerging Markets Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Capital Allocation Portfolios | Annual Report 2022	11

Fund at a Glance   (continued)
Columbia Capital Allocation Aggressive Portfolio
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Performance of a hypothetical $10,000 investment (January 31, 2012 — January 31, 2022)
The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Columbia Capital Allocation Aggressive Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.
Portfolio breakdown (%) (at January 31, 2022)
Alternative Strategies Funds	1.1
Equity Funds	77.8
Fixed Income Funds	19.0
Money Market Funds	2.1
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
12	Columbia Capital Allocation Portfolios | Annual Report 2022

Manager Discussion of Fund Performance

All returns listed below are for the 12-month period that ended January 31, 2022.
 • Columbia Capital Allocation Conservative Portfolio Class A shares returned 1.41% excluding sales charges. The Fund outperformed its Blended Benchmark, which returned 1.16%.
•	Columbia Capital Allocation Moderate Conservative Portfolio Class A shares returned 4.48% excluding sales charges. The Fund outperformed its Blended Benchmark, which returned 3.76%.
•	Columbia Capital Allocation Moderate Portfolio Class A shares returned 6.42% excluding sales charges. The Fund outperformed its Blended Benchmark, which returned 6.24%.
•	Columbia Capital Allocation Moderate Aggressive Portfolio Class A shares returned 9.12% excluding sales charges. The Fund outperformed its Blended Benchmark, which returned 8.80%.
•	Columbia Capital Allocation Aggressive Portfolio Class A shares returned 12.14% excluding sales charges. The Fund outperformed its Blended Benchmark, which returned 11.25%.
During the same time frame, the Russell 3000 Index, which measures domestic equities, returned 18.80%; the Bloomberg U.S. Aggregate Bond Index, which measures the U.S. fixed-income market, returned -2.97%; the Bloomberg U.S. Corporate High-Yield Index, which measures the U.S. high-yield corporate bond market, returned 2.06%; the MSCI EAFE Index (Net), which measures international equities, returned 7.03%; the MSCI Emerging Markets Index (Net), which measures emerging market equities, returned -7.23%; and the FTSE Three-Month U.S. Treasury Bill Index advanced 0.04% for the period.
Market overview
As the annual period began in February 2021, investor optimism around the COVID-19 vaccination rollout and the progressing economic recovery supported the ongoing advance of equities after producing strong returns in 2020. At the same time, increasing concerns about elevated inflation levels caused a meaningful increase in bond yields, which created a challenging environment for fixed-income assets. Despite persistently rising inflation levels, equity markets continued to climb over the next few months, and fixed-income assets generally stabilized. However, during the second half of the annual period, global supply-chain disruptions, the emergence of new COVID-19 variants, multi-decade high inflation and looming U.S. Federal Reserve (Fed) tapering activity caused some significant spikes in volatility and a pullback in the capital markets. Though a bit bruised in January 2022, equity markets ultimately produced strong positive returns for the annual period overall. On the other hand, fixed-income markets as a whole struggled, with several sectors generating negative returns during the annual period.
For the full annual period, risk assets led the way, with U.S. equities outperforming international equities. For the 12 months ended January 31, 2022, the Russell 3000 Index, a broad proxy for U.S. equities, generated an 18.80% return, and the S& P 500 Index, another proxy for broad-based domestic equities, rose 23.29%. Within the U.S. equity market, large-cap equities outperformed small-cap equities, and value-oriented stocks outpaced growth-oriented stocks across the capitalization spectrum, in both cases reversing dominant trends of the prior annual period. International equities were weaker. The MSCI EAFE Index (Net), measuring international developed market equities, returned 7.03%. Emerging markets equities, as measured by the MSCI Emerging Markets Index (Net), returned -7.23%, more heavily impacted by COVID-19, a strong U.S. dollar and heightened uncertainties in China. Bond markets were challenged, as the Fed signaled a tapering of its asset purchases and the COVID-19 Omicron variant introduced a new source of uncertainty to credit markets. The Bloomberg U.S. Aggregate Bond Index returned -2.97%. U.S. Treasuries and other higher quality segments of the fixed-income market, including securitized assets and investment-grade corporate bonds, posted the weakest total returns. Riskier and more credit-sensitive segments, like high-yield corporate bonds, generated positive performance during the annual period. The global fixed-income market overall, as measured by the Bloomberg Global Aggregate Index, returned -5.83%. Commodities, as measured by the Bloomberg Commodity Index Total Return returned 34.73% for the annual period, driven primarily by higher crude oil prices, as demand returned to pre-COVID-19 levels and supply was restrained by both OPEC+ and the U.S. shale industry.
The Funds’ notable contributors during the period
•	Absolute returns in all five Funds were positive, and all five outperformed their respective Blended Benchmark.
Columbia Capital Allocation Portfolios | Annual Report 2022	13

Manager Discussion of Fund Performance  (continued)

•	Asset allocation decisions as a whole contributed positively to relative performance across all five Funds and was the most significant contributor to results in Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Moderate Portfolio.
•	Style positioning contributed positively to returns in all but the Columbia Capital Allocation Moderate Portfolio and was the most significant contributor to performance in Columbia Capital Allocation Conservative Portfolio and Columbia Capital Allocation Moderate Conservative Portfolio.
•	Underlying fund manager performance overall benefited relative performance across all five Funds.
•	U.S. equities as an asset class posted strong double-digit gains during the annual period and was the largest positive contributor to relative performance across all five Funds.
○	Having overweighted allocations to U.S. equities overall and to large-cap value-oriented stocks in particular contributed to relative results.
○	Underlying fund manager performance in large-cap equity strategies further bolstered relative performance.
•	Though fixed income, as an asset class, generated negative absolute returns, it contributed positively to relative results across all five Funds.
○	Relative outperformance was driven primarily by the underweighted allocation to investment-grade bonds as well as by strong underlying fund manager performance within the fixed-income segment.
○	Style positioning decisions within the investment-grade bonds segment also added to results in Columbia Capital Allocation Conservative Portfolio and Columbia Capital Allocation Moderate Conservative Portfolio.
•	An out-of-benchmark exposure to commodities, established in Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Moderate Portfolio during the annual period, boosted those Funds’ relative performance.
The Funds’ notable detractors during the period
•	Having an overweighted allocation to international equities overall detracted from relative performance across all five Funds.
○	An overweight to emerging markets equities, along with challenged style positioning decisions and weaker underlying fund manager performance within the segment, detracted most.
•	Relatively weaker underlying fund manager performance within the U.S. small-cap equities market segment detracted from relative performance across all five Funds.
•	Despite high yield being one of the best performing sectors within fixed income during the annual period on an absolute basis, asset allocation decisions and underlying fund manager performance led the sector to detract from relative results across all but Columbia Capital Allocation Conservative Portfolio.
•	An out-of-benchmark position in emerging market bonds detracted from relative performance across all five Funds.
Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The Funds’ investment in underlying funds subject them to the investment performance (positive or negative), risks and expenses of these underlying funds. There are risks associated with fixed-income investments, including credit risk, interest rate risk, and prepayment and extension risk. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer term securities. Foreign investments subject the Funds to risks, including political, economic, market, social and others within a particular country, as well as to currency instabilities and less stringent financial and accounting standards generally applicable to U.S. issuers. Investing in derivatives is a specialized activity that involves special risks that subject the Funds to significant loss potential, including when used as leverage, and may result in greater fluctuation in fund value. Asset allocation does not assure a profit or protect against loss. See the Funds’ prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties who have contributed to this report. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective
14	Columbia Capital Allocation Portfolios | Annual Report 2022

Manager Discussion of Fund Performance  (continued)

parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.
Columbia Capital Allocation Portfolios | Annual Report 2022	15

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the “Effective expenses paid during the period” column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2021 — January 31, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Columbia Capital Allocation Conservative Portfolio
Class A	1,000.00	1,000.00	975.70	1,022.86	2.45	2.51	0.49	4.61	4.72	0.92
Advisor Class	1,000.00	1,000.00	976.80	1,024.13	1.20	1.23	0.24	3.36	3.44	0.67
Class C	1,000.00	1,000.00	971.90	1,019.06	6.20	6.34	1.24	8.35	8.55	1.67
Institutional Class	1,000.00	1,000.00	977.00	1,024.13	1.20	1.23	0.24	3.36	3.44	0.67
Institutional 2 Class	1,000.00	1,000.00	976.80	1,024.18	1.15	1.18	0.23	3.31	3.39	0.66
Institutional 3 Class	1,000.00	1,000.00	977.10	1,024.38	0.95	0.97	0.19	3.11	3.18	0.62
Class R	1,000.00	1,000.00	974.50	1,021.54	3.75	3.84	0.75	5.90	6.05	1.18
16	Columbia Capital Allocation Portfolios | Annual Report 2022

Understanding Your Fund’s Expenses  (continued)
(Unaudited)
August 1, 2021 — January 31, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Columbia Capital Allocation Moderate Conservative Portfolio
Class A	1,000.00	1,000.00	981.00	1,023.26	2.06	2.10	0.41	4.52	4.61	0.90
Advisor Class	1,000.00	1,000.00	982.10	1,024.53	0.80	0.82	0.16	3.27	3.33	0.65
Class C	1,000.00	1,000.00	976.90	1,019.51	5.76	5.89	1.15	8.22	8.39	1.64
Institutional Class	1,000.00	1,000.00	982.90	1,024.53	0.80	0.82	0.16	3.27	3.33	0.65
Institutional 2 Class	1,000.00	1,000.00	982.20	1,024.63	0.70	0.72	0.14	3.16	3.23	0.63
Institutional 3 Class	1,000.00	1,000.00	983.00	1,024.84	0.50	0.51	0.10	2.96	3.03	0.59
Class R	1,000.00	1,000.00	979.80	1,022.00	3.31	3.38	0.66	5.77	5.89	1.15
Columbia Capital Allocation Moderate Portfolio
Class A	1,000.00	1,000.00	981.60	1,023.47	1.86	1.90	0.37	4.72	4.82	0.94
Advisor Class	1,000.00	1,000.00	983.40	1,024.73	0.60	0.62	0.12	3.47	3.54	0.69
Class C	1,000.00	1,000.00	978.40	1,019.67	5.62	5.73	1.12	8.47	8.65	1.69
Institutional Class	1,000.00	1,000.00	982.80	1,024.73	0.60	0.62	0.12	3.47	3.54	0.69
Institutional 2 Class	1,000.00	1,000.00	982.60	1,024.73	0.60	0.62	0.12	3.47	3.54	0.69
Institutional 3 Class	1,000.00	1,000.00	982.80	1,024.94	0.40	0.41	0.08	3.27	3.34	0.65
Class R	1,000.00	1,000.00	981.10	1,022.20	3.11	3.18	0.62	5.97	6.10	1.19
Columbia Capital Allocation Moderate Aggressive Portfolio
Class A	1,000.00	1,000.00	986.90	1,023.37	1.96	2.00	0.39	4.98	5.08	0.99
Advisor Class	1,000.00	1,000.00	987.60	1,024.63	0.71	0.72	0.14	3.73	3.80	0.74
Class C	1,000.00	1,000.00	983.20	1,019.62	5.68	5.78	1.13	8.69	8.85	1.73
Institutional Class	1,000.00	1,000.00	987.40	1,024.63	0.71	0.72	0.14	3.73	3.80	0.74
Institutional 2 Class	1,000.00	1,000.00	987.70	1,024.78	0.55	0.56	0.11	3.58	3.64	0.71
Institutional 3 Class	1,000.00	1,000.00	988.40	1,025.04	0.30	0.31	0.06	3.33	3.39	0.66
Class R	1,000.00	1,000.00	984.90	1,022.10	3.22	3.28	0.64	6.24	6.35	1.24
Class V	1,000.00	1,000.00	986.90	1,023.37	1.96	2.00	0.39	4.98	5.08	0.99
Columbia Capital Allocation Aggressive Portfolio
Class A	1,000.00	1,000.00	991.40	1,023.37	1.97	2.00	0.39	5.10	5.18	1.01
Advisor Class	1,000.00	1,000.00	992.10	1,024.63	0.71	0.72	0.14	3.84	3.90	0.76
Class C	1,000.00	1,000.00	986.90	1,019.56	5.74	5.83	1.14	8.86	9.01	1.76
Institutional Class	1,000.00	1,000.00	992.30	1,024.63	0.71	0.72	0.14	3.84	3.90	0.76
Institutional 2 Class	1,000.00	1,000.00	992.20	1,024.73	0.61	0.62	0.12	3.74	3.80	0.74
Institutional 3 Class	1,000.00	1,000.00	992.70	1,024.94	0.40	0.41	0.08	3.53	3.59	0.70
Class R	1,000.00	1,000.00	989.00	1,022.00	3.33	3.38	0.66	6.45	6.56	1.28
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
Columbia Capital Allocation Portfolios | Annual Report 2022	17

Portfolio of Investments
Columbia Capital Allocation Conservative Portfolio, January 31, 2022
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 20.8%
	Shares	Value ($)
International 4.9%
Columbia Overseas Core Fund, Institutional 3 Class(a)	1,171,053	12,342,898
U.S. Large Cap 14.6%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	369,037	12,170,826
Columbia Disciplined Core Fund, Institutional 3 Class(a)	870,584	12,118,530
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	643,475	12,129,509
Total		36,418,865
U.S. Small Cap 1.3%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	70,747	1,827,412
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	59,272	1,467,569
Total		3,294,981
Total Equity Funds (Cost $47,247,323)		52,056,744

Fixed Income Funds 70.2%

Emerging Markets 1.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	349,215	3,754,056
High Yield 6.0%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	1,279,561	14,894,095
Fixed Income Funds (continued)
	Shares	Value ($)
Investment Grade 62.7%
Columbia Bond Fund, Institutional 3 Class(a)	1,467,003	50,464,894
Columbia Corporate Income Fund, Institutional 3 Class(a)	3,767,805	38,695,353
Columbia Quality Income Fund, Institutional 3 Class(a)	1,487,274	32,258,977
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	3,095,358	35,225,179
Total		156,644,403
Total Fixed Income Funds (Cost $181,124,280)		175,292,554

Money Market Funds 8.9%

Columbia Short-Term Cash Fund, 0.098%(a),(c)	22,253,956	22,249,505
Total Money Market Funds (Cost $22,252,231)		22,249,505
Total Investments in Securities (Cost: $250,623,834)		249,598,803
Other Assets & Liabilities, Net		214,904
Net Assets		249,813,707
At January 31, 2022, securities and/or cash totaling $246,045 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	10	03/2022	USD	1,117,650	—	(8,859)
MSCI Emerging Markets Index	18	03/2022	USD	1,102,320	8,269	—
S&P 500 Index E-mini	11	03/2022	USD	2,477,338	66,597	—
S&P 500 Index E-mini	4	03/2022	USD	900,850	—	(22,010)
Total					74,866	(30,869)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Capital Allocation Portfolios | Annual Report 2022

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, January 31, 2022
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended January 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	52,368,023	5,304,784*	(5,042,095)	(2,165,818)	50,464,894	—	(43,394)	898,945	1,467,003
Columbia Contrarian Core Fund, Institutional 3 Class
	11,241,629	3,190,903*	(2,172,377)	(89,329)	12,170,826	1,361,566	1,112,317	63,496	369,037
Columbia Corporate Income Fund, Institutional 3 Class
	31,300,833	12,380,819*	(2,087,851)	(2,898,448)	38,695,353	780,312	238,539	883,567	3,767,805
Columbia Disciplined Core Fund, Institutional 3 Class
	11,364,070	3,598,732*	(2,641,928)	(202,344)	12,118,530	1,696,128	1,223,327	118,212	870,584
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	4,900,917	550,385*	(1,338,974)	(358,272)	3,754,056	—	88,266	138,707	349,215
Columbia Emerging Markets Fund, Advisor Class
	—	184,218*	(196,797)**	12,579	—	—	—	—	—
Columbia Emerging Markets Fund, Institutional 3 Class
	—	196,797**	(196,797)	—	—	—	(17,936)	—	—
Columbia High Yield Bond Fund, Institutional 3 Class
	9,929,526	6,755,019*	(1,297,189)	(493,261)	14,894,095	52,604	14,267	660,690	1,279,561
Columbia Multi-Asset Income Fund, Institutional 3 Class
	10,614,926	27,414	(10,667,861)	25,521	—	—	(49,478)	27,414	—
Columbia Overseas Core Fund, Institutional 3 Class
	11,906,225	3,018,765*	(2,188,360)	(393,732)	12,342,898	613,455	470,652	338,781	1,171,053
Columbia Quality Income Fund, Institutional 3 Class
	31,811,710	3,867,565*	(1,935,188)	(1,485,110)	32,258,977	—	26,221	741,804	1,487,274
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	11,296,955	2,723,673*	(2,449,621)	558,502	12,129,509	789,611	1,242,837	129,472	643,475
Columbia Select Small Cap Value Fund, Institutional 3 Class
	1,266,480	987,900*	(461,919)	34,951	1,827,412	93,617	200,602	5,274	70,747
Columbia Short-Term Cash Fund, 0.098%
	13,609,188	12,448,180	(3,806,026)	(1,837)	22,249,505	—	(366)	14,979	22,253,956
Columbia Small Cap Growth Fund, Institutional 3 Class
	1,282,850	936,063	(97,209)	(654,135)	1,467,569	160,694	28,401	—	59,272
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	42,188,732	4,148,577*	(8,904,419)	(2,207,711)	35,225,179	68,736	525,148	409,083	3,095,358
Total	245,082,064			(10,318,444)	249,598,803	5,616,723	5,059,403	4,430,424

*	Includes the effect of affiliated issuers acquired in the fund reorganization.
**	Includes the effect of underlying share class exchange.

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2022.
Currency Legend
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2022	19

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, January 31, 2022
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	52,056,744	—	—	52,056,744
Fixed Income Funds	175,292,554	—	—	175,292,554
Money Market Funds	22,249,505	—	—	22,249,505
Total Investments in Securities	249,598,803	—	—	249,598,803
Investments in Derivatives
Asset
Futures Contracts	74,866	—	—	74,866
Liability
Futures Contracts	(30,869)	—	—	(30,869)
Total	249,642,800	—	—	249,642,800
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Capital Allocation Portfolios | Annual Report 2022

Portfolio of Investments
Columbia Capital Allocation Moderate Conservative Portfolio, January 31, 2022
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 35.8%
	Shares	Value ($)
International 9.0%
Columbia Overseas Core Fund, Institutional 3 Class(a)	4,245,408	44,746,601
U.S. Large Cap 24.8%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	1,256,824	41,450,060
Columbia Disciplined Core Fund, Institutional 3 Class(a)	2,960,766	41,213,855
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	2,185,186	41,190,761
Total		123,854,676
U.S. Small Cap 2.0%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	212,860	5,498,174
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	188,231	4,660,604
Total		10,158,778
Total Equity Funds (Cost $162,556,678)		178,760,055

Fixed Income Funds 60.0%

Emerging Markets 1.7%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	774,421	8,325,021
High Yield 6.7%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	2,883,385	33,562,603
Fixed Income Funds (continued)
	Shares	Value ($)
Investment Grade 51.6%
Columbia Bond Fund, Institutional 3 Class(a)	1,938,677	66,690,504
Columbia Corporate Income Fund, Institutional 3 Class(a)	6,905,398	70,918,440
Columbia Quality Income Fund, Institutional 3 Class(a)	2,883,003	62,532,334
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	5,048,624	57,453,338
Total		257,594,616
Total Fixed Income Funds (Cost $309,698,845)		299,482,240

Money Market Funds 4.0%

Columbia Short-Term Cash Fund, 0.098%(a),(c)	20,257,726	20,253,674
Total Money Market Funds (Cost $20,255,753)		20,253,674
Total Investments in Securities (Cost: $492,511,276)		498,495,969
Other Assets & Liabilities, Net		852,775
Net Assets		499,348,744
At January 31, 2022, securities and/or cash totaling $593,874 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	27	03/2022	USD	3,017,655	—	(24,060)
MSCI Emerging Markets Index	76	03/2022	USD	4,654,240	34,914	—
Russell 2000 Index E-mini	3	03/2022	USD	303,660	—	(22,825)
S&P 500 Index E-mini	23	03/2022	USD	5,179,888	139,248	—
S&P 500 Index E-mini	4	03/2022	USD	900,850	—	(22,010)
Total					174,162	(68,895)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2022	21

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, January 31, 2022
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended January 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	69,879,370	4,203,215	(4,384,192)	(3,007,889)	66,690,504	—	(79,433)	1,273,833	1,938,677
Columbia Contrarian Core Fund, Institutional 3 Class
	42,337,895	5,450,999	(6,247,331)	(91,503)	41,450,060	5,002,938	3,781,258	233,310	1,256,824
Columbia Corporate Income Fund, Institutional 3 Class
	55,829,954	25,617,187	(4,981,021)	(5,547,680)	70,918,440	1,529,913	398,919	1,739,151	6,905,398
Columbia Disciplined Core Fund, Institutional 3 Class
	42,657,553	6,928,254	(8,109,049)	(262,903)	41,213,855	6,278,408	3,897,471	437,573	2,960,766
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	8,697,749	825,337	(540,027)	(658,038)	8,325,021	—	(15)	328,894	774,421
Columbia High Yield Bond Fund, Institutional 3 Class
	23,689,663	14,072,658	(3,063,596)	(1,136,122)	33,562,603	126,249	12,849	1,593,009	2,883,385
Columbia Multi-Asset Income Fund, Institutional 3 Class
	23,516,736	60,733	(23,639,974)	62,505	—	—	(115,581)	60,734	—
Columbia Overseas Core Fund, Institutional 3 Class
	44,781,927	6,419,579	(5,164,482)	(1,290,423)	44,746,601	2,337,098	1,468,370	1,282,397	4,245,408
Columbia Pacific/Asia Fund, Institutional 3 Class
	1,656,424	1,196,782	(2,469,189)	(384,017)	—	1,186,588	(802,546)	9,673	—
Columbia Quality Income Fund, Institutional 3 Class
	57,149,581	12,218,843	(3,745,745)	(3,090,345)	62,532,334	—	25,364	1,538,866	2,883,003
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	42,477,525	3,568,296	(7,452,226)	2,597,166	41,190,761	2,905,656	3,939,057	476,370	2,185,186
Columbia Select Small Cap Value Fund, Institutional 3 Class
	3,918,738	2,376,450	(1,067,563)	270,549	5,498,174	299,709	457,865	16,888	212,860
Columbia Short-Term Cash Fund, 0.098%
	26,132,855	11,475,234	(17,353,570)	(845)	20,253,674	—	(1,230)	14,409	20,257,726
Columbia Small Cap Growth Fund, Institutional 3 Class
	3,981,384	2,962,371	(226,489)	(2,056,662)	4,660,604	510,320	29,864	—	188,231
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	74,237,995	3,532,133	(16,494,014)	(3,822,776)	57,453,338	119,934	912,368	716,827	5,048,624
Total	520,945,349			(18,418,983)	498,495,969	20,296,813	13,924,580	9,721,934

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2022.
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Capital Allocation Portfolios | Annual Report 2022

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, January 31, 2022
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	178,760,055	—	—	178,760,055
Fixed Income Funds	299,482,240	—	—	299,482,240
Money Market Funds	20,253,674	—	—	20,253,674
Total Investments in Securities	498,495,969	—	—	498,495,969
Investments in Derivatives
Asset
Futures Contracts	174,162	—	—	174,162
Liability
Futures Contracts	(68,895)	—	—	(68,895)
Total	498,601,236	—	—	498,601,236
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2022	23

Portfolio of Investments
Columbia Capital Allocation Moderate Portfolio, January 31, 2022
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.6%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	469,080	8,668,609
Total Alternative Strategies Funds (Cost $9,755,588)		8,668,609

Equity Funds 51.0%

International 12.9%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	1,801,259	29,738,791
Columbia Overseas Core Fund, Institutional 3 Class(a)	15,848,744	167,045,756
Total		196,784,547
U.S. Large Cap 35.5%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	4,113,900	135,676,424
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	2,034,008	122,223,521
Columbia Large Cap Value Fund, Institutional 3 Class(a)	8,708,167	148,561,330
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	7,156,032	134,891,209
Total		541,352,484
U.S. Small Cap 2.6%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	878,302	22,686,536
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	726,224	17,981,306
Total		40,667,842
Total Equity Funds (Cost $695,784,376)		778,804,873

Fixed Income Funds 46.1%
	Shares	Value ($)
Emerging Markets 1.8%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	2,541,881	27,325,225
High Yield 10.0%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	13,103,791	152,528,124
Investment Grade 34.3%
Columbia Bond Fund, Institutional 3 Class(a)	4,570,269	157,217,274
Columbia Corporate Income Fund, Institutional 3 Class(a)	15,513,053	159,319,055
Columbia Quality Income Fund, Institutional 3 Class(a)	6,331,860	137,338,040
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	6,049,824	68,846,996
Total		522,721,365
Total Fixed Income Funds (Cost $732,290,842)		702,574,714

Money Market Funds 2.0%

Columbia Short-Term Cash Fund, 0.098%(a),(c)	31,263,195	31,256,942
Total Money Market Funds (Cost $31,259,588)		31,256,942
Total Investments in Securities (Cost: $1,469,090,394)		1,521,305,138
Other Assets & Liabilities, Net		4,085,462
Net Assets		1,525,390,600
At January 31, 2022, securities and/or cash totaling $2,588,606 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	341	03/2022	USD	20,882,840	156,655	—
Nikkei 225 Index	123	03/2022	JPY	1,679,565,000	—	(395,507)
Russell 2000 Index E-mini	12	03/2022	USD	1,214,640	—	(91,301)
S&P 500 Index E-mini	53	03/2022	USD	11,936,263	320,876	—
U.S. Treasury 10-Year Note	318	03/2022	USD	40,694,063	—	(668,981)
Total					477,531	(1,155,789)
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Capital Allocation Portfolios | Annual Report 2022

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, January 31, 2022
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended January 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	142,592,982	27,270,640*	(5,743,839)	(6,902,509)	157,217,274	-	(94,341)	2,872,761	4,570,269
Columbia Commodity Strategy Fund, Institutional 3 Class
	-	9,755,588	-	(1,086,979)	8,668,609	-	-	2,097,588	469,080
Columbia Contrarian Core Fund, Institutional 3 Class
	130,334,727	20,266,323*	(17,127,891)	2,203,265	135,676,424	15,797,376	8,952,412	736,704	4,113,900
Columbia Corporate Income Fund, Institutional 3 Class
	120,692,643	58,210,832*	(7,832,467)	(11,751,953)	159,319,055	3,289,903	677,838	3,723,495	15,513,053
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	19,024,846	11,584,234*	(1,119,927)	(2,163,928)	27,325,225	-	23,407	1,041,766	2,541,881
Columbia Emerging Markets Fund, Advisor Class
	-	905,557*	(967,399)**	61,842	-	-	-	-	-
Columbia Emerging Markets Fund, Institutional 3 Class
	30,964,933	7,020,491**	(1,472,158)	(6,774,475)	29,738,791	116,743	1,899,372	317,734	1,801,259
Columbia High Yield Bond Fund, Institutional 3 Class
	113,263,785	52,608,695*	(8,231,905)	(5,112,451)	152,528,124	551,440	189,015	6,927,928	13,103,791
Columbia Large Cap Growth Fund, Institutional 3 Class
	130,848,694	18,058,664*	(28,079,012)	1,395,175	122,223,521	9,944,399	12,078,280	-	2,034,008
Columbia Large Cap Value Fund, Institutional 3 Class
	129,215,313	21,405,963*	(21,000,641)	18,940,695	148,561,330	7,633,114	3,518,491	2,075,705	8,708,167
Columbia Multi-Asset Income Fund, Institutional 3 Class
	62,234,091	160,724	(61,228,777)	(1,166,038)	-	-	1,025,579	160,724	-
Columbia Overseas Core Fund, Institutional 3 Class
	122,324,799	61,394,771*	(9,329,824)	(7,343,990)	167,045,756	8,442,026	4,165,402	4,632,137	15,848,744
Columbia Pacific/Asia Fund, Institutional 3 Class
	42,037,842	32,157,917	(61,888,098)	(12,307,661)	-	31,894,208	(19,735,258)	259,991	-
Columbia Quality Income Fund, Institutional 3 Class
	125,410,566	22,083,202*	(3,656,361)	(6,499,367)	137,338,040	-	56,996	3,227,624	6,331,860
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	130,833,984	14,853,687*	(19,045,425)	8,248,963	134,891,209	9,138,696	11,950,946	1,498,676	7,156,032
Columbia Select Small Cap Value Fund, Institutional 3 Class
	16,016,078	8,188,881*	(3,053,075)	1,534,652	22,686,536	1,186,342	1,299,301	66,848	878,302
Columbia Short-Term Cash Fund, 0.098%
	36,353,785	63,295,728	(68,390,354)	(2,217)	31,256,942	-	(1,205)	27,318	31,263,195
Columbia Small Cap Growth Fund, Institutional 3 Class
	16,369,576	10,064,577	(537,971)	(7,914,876)	17,981,306	1,968,890	161,350	-	726,224
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	117,223,883	6,391,345*	(47,553,535)	(7,214,697)	68,846,996	138,433	3,687,902	827,187	6,049,824
Total	1,485,742,527			(43,856,549)	1,521,305,138	90,101,570	29,855,487	30,494,186

*	Includes the effect of affiliated issuers acquired in the fund reorganization.
**	Includes the effect of underlying share class exchange.

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2022	25

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, January 31, 2022
Notes to Portfolio of Investments  (continued)
(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2022.
Currency Legend
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	8,668,609	—	—	8,668,609
Equity Funds	778,804,873	—	—	778,804,873
Fixed Income Funds	702,574,714	—	—	702,574,714
Money Market Funds	31,256,942	—	—	31,256,942
Total Investments in Securities	1,521,305,138	—	—	1,521,305,138
Investments in Derivatives
Asset
Futures Contracts	477,531	—	—	477,531
Liability
Futures Contracts	(1,155,789)	—	—	(1,155,789)
Total	1,520,626,880	—	—	1,520,626,880
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Capital Allocation Portfolios | Annual Report 2022

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, January 31, 2022
Fair value measurements  (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2022	27

Portfolio of Investments
Columbia Capital Allocation Moderate Aggressive Portfolio, January 31, 2022
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.8%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	966,828	17,866,978
Total Alternative Strategies Funds (Cost $20,107,365)		17,866,978

Equity Funds 66.0%

International 15.6%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	4,634,692	76,518,773
Columbia Overseas Core Fund, Institutional 3 Class(a)	24,451,606	257,719,925
Total		334,238,698
U.S. Large Cap 47.1%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	7,733,676	255,056,617
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	3,712,287	223,071,326
Columbia Large Cap Value Fund, Institutional 3 Class(a)	16,405,304	279,874,489
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	13,411,852	252,813,405
Total		1,010,815,837
U.S. Small Cap 3.3%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	1,585,345	40,949,464
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	1,253,961	31,048,077
Total		71,997,541
Total Equity Funds (Cost $1,266,286,243)		1,417,052,076

Fixed Income Funds 31.2%
	Shares	Value ($)
High Yield 8.6%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	15,865,663	184,676,314
Investment Grade 22.6%
Columbia Bond Fund, Institutional 3 Class(a)	3,148,800	108,318,739
Columbia Corporate Income Fund, Institutional 3 Class(a)	16,521,343	169,674,190
Columbia Quality Income Fund, Institutional 3 Class(a)	6,564,948	142,393,724
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	5,728,369	65,188,840
Total		485,575,493
Total Fixed Income Funds (Cost $692,713,200)		670,251,807

Money Market Funds 1.7%

Columbia Short-Term Cash Fund, 0.098%(a),(c)	37,214,554	37,207,111
Total Money Market Funds (Cost $37,210,028)		37,207,111
Total Investments in Securities (Cost: $2,016,316,836)		2,142,377,972
Other Assets & Liabilities, Net		5,539,607
Net Assets		2,147,917,579
At January 31, 2022, securities and/or cash totaling $4,178,188 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	713	03/2022	USD	43,664,120	240,177	—
Nikkei 225 Index	254	03/2022	JPY	3,468,370,000	—	(816,738)
Russell 2000 Index E-mini	5	03/2022	USD	506,100	—	(38,042)
S&P 500 Index E-mini	38	03/2022	USD	8,558,075	230,062	—
U.S. Treasury 10-Year Note	453	03/2022	USD	57,969,844	—	(952,982)
Total					470,239	(1,807,762)
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Capital Allocation Portfolios | Annual Report 2022

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, January 31, 2022
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended January 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	85,847,252	30,664,150*	(3,593,885)	(4,598,778)	108,318,739	—	(66,459)	1,908,522	3,148,800
Columbia Commodity Strategy Fund, Institutional 3 Class
	—	20,107,365	—	(2,240,387)	17,866,978	—	—	4,323,365	966,828
Columbia Contrarian Core Fund, Institutional 3 Class
	235,230,153	44,981,435*	(30,004,738)	4,849,767	255,056,617	28,782,566	15,270,064	1,342,263	7,733,676
Columbia Corporate Income Fund, Institutional 3 Class
	126,889,155	62,077,210*	(7,416,199)	(11,875,976)	169,674,190	3,428,292	292,677	3,883,831	16,521,343
Columbia Emerging Markets Fund, Advisor Class
	—	4,293,581*	(4,586,793)**	293,212	—	—	—	—	—
Columbia Emerging Markets Fund, Institutional 3 Class
	83,162,324	13,945,553**	(3,143,595)	(17,445,509)	76,518,773	315,526	4,048,851	858,756	4,634,692
Columbia High Yield Bond Fund, Institutional 3 Class
	133,990,196	66,035,288*	(9,438,772)	(5,910,398)	184,676,314	641,531	82,337	8,079,580	15,865,663
Columbia Large Cap Growth Fund, Institutional 3 Class
	236,004,153	32,007,334*	(42,742,620)	(2,197,541)	223,071,326	18,161,619	26,407,048	—	3,712,287
Columbia Large Cap Value Fund, Institutional 3 Class
	232,920,766	45,393,075*	(33,361,344)	34,921,992	279,874,489	13,894,929	5,567,772	3,749,428	16,405,304
Columbia Multi-Asset Income Fund, Institutional 3 Class
	60,812,900	157,053	(61,136,366)	166,413	—	—	(303,664)	157,053	—
Columbia Overseas Core Fund, Institutional 3 Class
	175,451,144	104,948,918*	(15,731,025)	(6,949,112)	257,719,925	12,606,323	1,550,875	6,912,499	24,451,606
Columbia Pacific/Asia Fund, Institutional 3 Class
	68,575,676	52,486,335	(101,468,118)	(19,593,893)	—	52,061,901	(32,711,851)	424,391	—
Columbia Quality Income Fund, Institutional 3 Class
	132,175,552	19,764,587*	(3,062,300)	(6,484,115)	142,393,724	—	60,595	3,237,372	6,564,948
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	235,918,490	33,145,108*	(33,635,872)	17,385,679	252,813,405	16,638,154	19,099,822	2,729,140	13,411,852
Columbia Select Small Cap Value Fund, Institutional 3 Class
	28,850,412	14,186,780*	(4,977,240)	2,889,512	40,949,464	2,071,653	2,077,209	116,734	1,585,345
Columbia Short-Term Cash Fund, 0.098%
	47,608,816	108,048,651	(118,447,827)	(2,529)	37,207,111	—	(1,589)	36,802	37,214,554
Columbia Small Cap Growth Fund, Institutional 3 Class
	29,114,335	16,617,361	(645,640)	(14,037,979)	31,048,077	3,399,655	720,538	—	1,253,961
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	109,545,817	7,953,933*	(45,786,002)	(6,524,908)	65,188,840	126,463	3,275,617	756,366	5,728,369
Total	2,022,097,141			(37,354,550)	2,142,377,972	152,128,612	45,369,842	38,516,102

*	Includes the effect of affiliated issuers acquired in the fund reorganization.
**	Includes the effect of underlying share class exchange.

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2022.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2022	29

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, January 31, 2022
Currency Legend
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	17,866,978	—	—	17,866,978
Equity Funds	1,417,052,076	—	—	1,417,052,076
Fixed Income Funds	670,251,807	—	—	670,251,807
Money Market Funds	37,207,111	—	—	37,207,111
Total Investments in Securities	2,142,377,972	—	—	2,142,377,972
Investments in Derivatives
Asset
Futures Contracts	470,239	—	—	470,239
Liability
Futures Contracts	(1,807,762)	—	—	(1,807,762)
Total	2,141,040,449	—	—	2,141,040,449
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Capital Allocation Portfolios | Annual Report 2022

Portfolio of Investments
Columbia Capital Allocation Aggressive Portfolio, January 31, 2022
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 1.1%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	895,529	16,549,368
Total Alternative Strategies Funds (Cost $18,624,536)		16,549,368

Equity Funds 77.4%

International 19.4%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	4,959,070	81,874,238
Columbia Overseas Core Fund, Institutional 3 Class(a)	20,027,376	211,088,543
Total		292,962,781
U.S. Large Cap 54.1%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	6,275,251	206,957,783
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	3,059,702	183,857,511
Columbia Large Cap Value Fund, Institutional 3 Class(a)	12,920,654	220,426,356
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	10,923,606	205,909,972
Total		817,151,622
U.S. Small Cap 3.9%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	1,300,992	33,604,630
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	1,022,770	25,323,787
Total		58,928,417
Total Equity Funds (Cost $997,382,605)		1,169,042,820

Fixed Income Funds 18.9%
	Shares	Value ($)
High Yield 6.9%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	8,959,412	104,287,561
Investment Grade 12.0%
Columbia Bond Fund, Institutional 3 Class(a)	5,241,364	180,302,915
Total Fixed Income Funds (Cost $292,815,134)		284,590,476

Money Market Funds 2.1%

Columbia Short-Term Cash Fund, 0.098%(a),(c)	31,452,308	31,446,018
Total Money Market Funds (Cost $31,447,293)		31,446,018
Total Investments in Securities (Cost: $1,340,269,568)		1,501,628,682
Other Assets & Liabilities, Net		8,023,743
Net Assets		1,509,652,425
At January 31, 2022, securities and/or cash totaling $5,451,961 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	28	03/2022	USD	3,129,420	9,608	—
MSCI Emerging Markets Index	548	03/2022	USD	33,559,520	163,034	—
Nikkei 225 Index	234	03/2022	JPY	3,195,270,000	—	(752,428)
Russell 2000 Index E-mini	41	03/2022	USD	4,150,020	—	(87,551)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2022	31

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, January 31, 2022
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	68	03/2022	USD	15,314,450	411,690	—
S&P 500 Index E-mini	170	03/2022	USD	38,286,125	—	(1,137,822)
Total					584,332	(1,977,801)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended January 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	209,597,358	26,093,332*	(48,028,839)	(7,358,936)	180,302,915	—	(410,834)	3,176,196	5,241,364
Columbia Commodity Strategy Fund, Institutional 3 Class
	—	18,624,536	—	(2,075,168)	16,549,368	—	—	4,004,536	895,529
Columbia Contrarian Core Fund, Institutional 3 Class
	184,199,789	40,616,525*	(21,563,045)	3,704,514	206,957,783	23,099,641	11,978,128	1,077,242	6,275,251
Columbia Corporate Income Fund, Institutional 3 Class
	—	1,863,637*	(1,909,306)	45,669	—	—	(61,724)	671	—
Columbia Emerging Markets Fund, Advisor Class
	—	5,465,707*	(5,838,964)**	373,257	—	—	—	—	—
Columbia Emerging Markets Fund, Institutional 3 Class
	84,141,704	17,900,002**	(2,679,319)	(17,488,149)	81,874,238	327,902	3,455,695	892,439	4,959,070
Columbia High Yield Bond Fund, Institutional 3 Class
	69,594,733	44,512,575*	(6,386,855)	(3,432,892)	104,287,561	365,866	70,471	4,580,913	8,959,412
Columbia Large Cap Growth Fund, Institutional 3 Class
	185,005,981	28,933,958*	(32,457,720)	2,375,292	183,857,511	14,725,407	16,991,530	—	3,059,702
Columbia Large Cap Value Fund, Institutional 3 Class
	182,348,833	41,273,548*	(24,224,939)	21,028,914	220,426,356	11,040,253	10,760,308	2,964,770	12,920,654
Columbia Overseas Core Fund, Institutional 3 Class
	192,538,841	33,703,762*	(13,535,365)	(1,618,695)	211,088,543	10,162,168	1,961,355	5,578,761	20,027,376
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	184,631,382	31,159,417*	(23,718,544)	13,837,717	205,909,972	13,305,725	15,074,892	2,182,681	10,923,606
Columbia Select Small Cap Value Fund, Institutional 3 Class
	24,223,264	10,659,459*	(3,550,095)	2,272,002	33,604,630	1,698,677	1,798,172	95,717	1,300,992
Columbia Short-Term Cash Fund, 0.098%
	24,451,427	119,412,448	(112,416,584)	(1,273)	31,446,018	—	(1,599)	25,064	31,452,308
Columbia Small Cap Growth Fund, Institutional 3 Class
	24,886,963	12,226,402	(519,092)	(11,270,486)	25,323,787	2,772,866	573,651	—	1,022,770
Total	1,365,620,275			391,766	1,501,628,682	77,498,505	62,190,045	24,578,990

*	Includes the effect of affiliated issuers acquired in the fund reorganization.
**	Includes the effect of underlying share class exchange.

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2022.
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Capital Allocation Portfolios | Annual Report 2022

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, January 31, 2022
Currency Legend
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	16,549,368	—	—	16,549,368
Equity Funds	1,169,042,820	—	—	1,169,042,820
Fixed Income Funds	284,590,476	—	—	284,590,476
Money Market Funds	31,446,018	—	—	31,446,018
Total Investments in Securities	1,501,628,682	—	—	1,501,628,682
Investments in Derivatives
Asset
Futures Contracts	584,332	—	—	584,332
Liability
Futures Contracts	(1,977,801)	—	—	(1,977,801)
Total	1,500,235,213	—	—	1,500,235,213
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2022	33

Statement of Assets and Liabilities
January 31, 2022
	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Assets
Investments in securities, at value
Affiliated issuers (cost $250,623,834, $492,511,276, $1,469,090,394, respectively)	$249,598,803	$498,495,969	$1,521,305,138
Cash	—	—	475
Margin deposits on:
Futures contracts	246,045	593,874	2,588,606
Receivable for:
Investments sold	188,188	166,989	507,253
Capital shares sold	174,027	315,530	1,166,641
Dividends	303,335	550,926	1,459,511
Foreign tax reclaims	16,883	27,681	15,741
Variation margin for futures contracts	111,510	307,830	1,251,642
Prepaid expenses	7,720	9,453	15,693
Total assets	250,646,511	500,468,252	1,528,310,700
Liabilities
Foreign currency (cost $—, $ —, $475, respectively)	—	—	471
Payable for:
Investments purchased	299,327	549,348	1,450,290
Capital shares purchased	341,201	420,668	1,147,608
Distributions to shareholders	—	—	94
Management services fees	1,415	1,764	4,035
Distribution and/or service fees	5,608	11,850	34,846
Transfer agent fees	23,008	31,564	89,625
Compensation of board members	125,689	75,785	130,314
Compensation of chief compliance officer	39	83	243
Other expenses	36,517	28,446	62,574
Total liabilities	832,804	1,119,508	2,920,100
Net assets applicable to outstanding capital stock	$249,813,707	$499,348,744	$1,525,390,600
Represented by
Paid in capital	246,145,048	478,172,415	1,425,022,495
Total distributable earnings (loss)	3,668,659	21,176,329	100,368,105
Total - representing net assets applicable to outstanding capital stock	$249,813,707	$499,348,744	$1,525,390,600
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Capital Allocation Portfolios | Annual Report 2022

Statement of Assets and Liabilities  (continued)
January 31, 2022
	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Class A
Net assets	$198,948,901	$425,491,118	$1,308,499,663
Shares outstanding	19,729,582	39,509,815	117,149,111
Net asset value per share	$10.08	$10.77	$11.17
Maximum sales charge	4.75%	5.75%	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.58	$11.43	$11.85
Advisor Class
Net assets	$8,539,503	$4,885,426	$7,685,940
Shares outstanding	853,580	458,901	700,042
Net asset value per share	$10.00	$10.65	$10.98
Class C
Net assets	$18,375,806	$37,843,906	$98,599,817
Shares outstanding	1,834,310	3,577,361	8,924,440
Net asset value per share	$10.02	$10.58	$11.05
Institutional Class
Net assets	$11,759,089	$16,860,583	$62,130,328
Shares outstanding	1,166,832	1,594,365	5,571,997
Net asset value per share	$10.08	$10.58	$11.15
Institutional 2 Class
Net assets	$1,404,494	$5,054,435	$3,753,882
Shares outstanding	140,397	475,172	342,134
Net asset value per share	$10.00	$10.64	$10.97
Institutional 3 Class
Net assets	$9,931,549	$7,540,307	$39,785,811
Shares outstanding	994,542	721,178	3,622,937
Net asset value per share	$9.99	$10.46	$10.98
Class R
Net assets	$854,365	$1,672,969	$4,935,159
Shares outstanding	84,792	155,023	443,470
Net asset value per share	$10.08	$10.79	$11.13
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2022	35

Statement of Assets and Liabilities  (continued)
January 31, 2022
	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Assets
Investments in securities, at value
Affiliated issuers (cost $2,016,316,836, $1,340,269,568, respectively)	$2,142,377,972	$1,501,628,682
Cash	331	—
Foreign currency (cost $568, $—, respectively)	566	—
Margin deposits on:
Futures contracts	4,178,188	5,451,961
Receivable for:
Investments sold	632,689	289,591
Capital shares sold	565,560	746,681
Dividends	1,519,039	681,594
Foreign tax reclaims	11,642	53,817
Variation margin for futures contracts	2,250,929	2,832,638
Prepaid expenses	19,191	15,014
Other assets	1	2
Total assets	2,151,556,108	1,511,699,980
Liabilities
Due to custodian	—	671
Payable for:
Investments purchased	1,504,708	677,185
Capital shares purchased	1,560,006	959,307
Management services fees	5,359	4,098
Distribution and/or service fees	45,717	32,633
Transfer agent fees	158,099	120,575
Compensation of board members	287,354	175,305
Compensation of chief compliance officer	333	231
Other expenses	76,953	77,550
Total liabilities	3,638,529	2,047,555
Net assets applicable to outstanding capital stock	$2,147,917,579	$1,509,652,425
Represented by
Paid in capital	1,945,103,187	1,281,463,487
Total distributable earnings (loss)	202,814,392	228,188,938
Total - representing net assets applicable to outstanding capital stock	$2,147,917,579	$1,509,652,425
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Capital Allocation Portfolios | Annual Report 2022

Statement of Assets and Liabilities  (continued)
January 31, 2022
	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Class A
Net assets	$1,720,776,685	$1,264,032,796
Shares outstanding	140,298,799	95,002,337
Net asset value per share	$12.27	$13.31
Maximum sales charge	5.75%	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$13.02	$14.12
Advisor Class
Net assets	$28,048,387	$13,041,099
Shares outstanding	2,259,098	1,007,670
Net asset value per share	$12.42	$12.94
Class C
Net assets	$102,578,651	$80,980,782
Shares outstanding	8,342,724	6,299,679
Net asset value per share	$12.30	$12.85
Institutional Class
Net assets	$106,895,602	$43,713,234
Shares outstanding	8,739,353	3,303,892
Net asset value per share	$12.23	$13.23
Institutional 2 Class
Net assets	$8,174,415	$7,603,570
Shares outstanding	659,145	587,963
Net asset value per share	$12.40	$12.93
Institutional 3 Class
Net assets	$78,836,222	$87,543,878
Shares outstanding	6,571,145	6,775,141
Net asset value per share	$12.00	$12.92
Class R
Net assets	$19,334,169	$12,737,066
Shares outstanding	1,577,871	968,275
Net asset value per share	$12.25	$13.15
Class V
Net assets	$83,273,448	$—
Shares outstanding	6,788,797	—
Net asset value per share	$12.27	$—
Maximum sales charge	5.75%	—
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$13.02	$—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2022	37

Statement of Operations
Year Ended January 31, 2022
	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Net investment income
Income:
Dividends — affiliated issuers	$4,430,424	$9,721,934	$30,494,186
Other Income	1	—	12
Foreign taxes withheld	(787)	(241)	(365)
Total income	4,429,638	9,721,693	30,493,833
Expenses:
Management services fees	171,901	225,492	557,146
Distribution and/or service fees
Class A	511,252	1,129,322	3,417,501
Class C	191,207	425,687	1,083,928
Class R	1,670	8,566	15,432
Transfer agent fees
Class A	168,462	339,266	907,594
Advisor Class	5,909	3,990	2,695
Class C	15,754	31,993	71,977
Institutional Class	9,595	12,840	37,323
Institutional 2 Class	1,034	3,091	3,962
Institutional 3 Class	702	1,227	2,298
Class R	276	1,287	2,049
Compensation of board members	37,639	33,942	52,409
Custodian fees	19,246	18,952	22,013
Printing and postage fees	21,596	29,994	72,921
Registration fees	101,404	101,716	134,772
Audit fees	31,099	31,099	41,384
Legal fees	13,288	16,111	26,290
Interest on collateral	138	324	7,504
Compensation of chief compliance officer	35	77	229
Other	13,831	14,465	20,305
Total expenses	1,316,038	2,429,441	6,479,732
Expense reduction	(20)	(60)	(60)
Total net expenses	1,316,018	2,429,381	6,479,672
Net investment income	3,113,620	7,292,312	24,014,161
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,145	1,937	9,439
Investments — affiliated issuers	5,059,403	13,924,580	29,855,487
Capital gain distributions from underlying affiliated funds	5,616,723	20,296,813	90,101,570
Foreign currency translations	(15)	465	95,655
Futures contracts	287,914	391,930	(4,120,161)
Options purchased	(36,356)	(105,034)	(379,745)
Options contracts written	39,647	109,028	386,554
Swap contracts	101,318	236,965	833,943
Net realized gain	11,069,779	34,856,684	116,782,742
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	(10,318,444)	(18,418,983)	(43,856,549)
Foreign currency translations	(1,158)	(2,494)	(136,375)
Futures contracts	(123,374)	(195,836)	124,847
Swap contracts	(57,640)	(133,149)	(606,993)
Net change in unrealized appreciation (depreciation)	(10,500,616)	(18,750,462)	(44,475,070)
Net realized and unrealized gain	569,163	16,106,222	72,307,672
Net increase in net assets resulting from operations	$3,682,783	$23,398,534	$96,321,833
The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Capital Allocation Portfolios | Annual Report 2022

Statement of Operations  (continued)
Year Ended January 31, 2022
	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Net investment income
Income:
Dividends — affiliated issuers	$38,516,102	$24,578,990
Other Income	1	7
Foreign taxes withheld	(327)	(114)
Total income	38,515,776	24,578,883
Expenses:
Management services fees	767,200	542,608
Distribution and/or service fees
Class A	4,445,278	3,271,406
Class C	1,135,556	897,418
Class R	29,552	18,130
Class V	220,882	—
Transfer agent fees
Class A	1,559,999	1,045,167
Advisor Class	9,107	7,215
Class C	99,614	71,683
Institutional Class	98,837	34,962
Institutional 2 Class	6,415	5,522
Institutional 3 Class	1,588	1,799
Class R	5,314	3,074
Class V	77,498	—
Compensation of board members	91,553	56,535
Custodian fees	25,752	22,708
Printing and postage fees	89,928	59,743
Registration fees	133,567	129,294
Audit fees	41,384	44,884
Legal fees	32,082	25,531
Interest on collateral	16,993	12,275
Compensation of chief compliance officer	317	222
Other	23,098	17,640
Total expenses	8,911,514	6,267,816
Expense reduction	(5,541)	(340)
Total net expenses	8,905,973	6,267,476
Net investment income	29,609,803	18,311,407
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2022	39

Statement of Operations  (continued)
Year Ended January 31, 2022
	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	$20,743	$4,637
Investments — affiliated issuers	45,369,842	62,190,045
Capital gain distributions from underlying affiliated funds	152,128,612	77,498,505
Foreign currency translations	68,492	(86,799)
Futures contracts	(2,080,166)	12,261,876
Options purchased	(628,875)	(459,198)
Options contracts written	634,344	465,846
Swap contracts	1,820,372	1,252,581
Net realized gain	197,333,364	153,127,493
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	(37,354,550)	391,766
Foreign currency translations	(158,643)	(6,571)
Futures contracts	(1,642,589)	(3,527,713)
Swap contracts	(1,322,415)	(947,794)
Net change in unrealized appreciation (depreciation)	(40,478,197)	(4,090,312)
Net realized and unrealized gain	156,855,167	149,037,181
Net increase in net assets resulting from operations	$186,464,970	$167,348,588
The accompanying Notes to Financial Statements are an integral part of this statement.
40	Columbia Capital Allocation Portfolios | Annual Report 2022

Statement of Changes in Net Assets
	Columbia Capital Allocation Conservative Portfolio		Columbia Capital Allocation Moderate Conservative Portfolio
	Year Ended January 31, 2022	Year Ended January 31, 2021	Year Ended January 31, 2022	Year Ended January 31, 2021
Operations
Net investment income	$3,113,620	$3,689,998	$7,292,312	$7,686,386
Net realized gain	11,069,779	9,712,683	34,856,684	28,573,826
Net change in unrealized appreciation (depreciation)	(10,500,616)	1,684,754	(18,750,462)	4,433,259
Net increase in net assets resulting from operations	3,682,783	15,087,435	23,398,534	40,693,471
Distributions to shareholders
Net investment income and net realized gains
Class A	(13,253,511)	(6,400,327)	(40,059,802)	(21,615,858)
Advisor Class	(484,253)	(232,973)	(475,986)	(288,834)
Class C	(1,103,355)	(658,975)	(3,458,805)	(2,555,236)
Institutional Class	(789,960)	(364,161)	(1,579,048)	(965,993)
Institutional 2 Class	(99,065)	(46,766)	(512,138)	(204,464)
Institutional 3 Class	(218,399)	(106,053)	(728,213)	(348,684)
Class R	(20,140)	(12,062)	(149,003)	(63,090)
Total distributions to shareholders	(15,968,683)	(7,821,317)	(46,962,995)	(26,042,159)
Increase (decrease) in net assets from capital stock activity	16,285,368	14,106,237	(10,077)	(7,125,566)
Total increase (decrease) in net assets	3,999,468	21,372,355	(23,574,538)	7,525,746
Net assets at beginning of year	245,814,239	224,441,884	522,923,282	515,397,536
Net assets at end of year	$249,813,707	$245,814,239	$499,348,744	$522,923,282
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2022	41

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Moderate Portfolio		Columbia Capital Allocation Moderate Aggressive Portfolio
	Year Ended January 31, 2022	Year Ended January 31, 2021	Year Ended January 31, 2022	Year Ended January 31, 2021
Operations
Net investment income	$24,014,161	$22,521,124	$29,609,803	$22,513,170
Net realized gain	116,782,742	114,222,572	197,333,364	181,411,960
Net change in unrealized appreciation (depreciation)	(44,475,070)	12,589,712	(40,478,197)	26,986,944
Net increase in net assets resulting from operations	96,321,833	149,333,408	186,464,970	230,912,074
Distributions to shareholders
Net investment income and net realized gains
Class A	(167,510,992)	(67,486,037)	(256,064,075)	(91,372,958)
Advisor Class	(525,817)	(160,323)	(1,429,526)	(497,744)
Class C	(12,476,433)	(6,706,016)	(15,241,182)	(7,080,059)
Institutional Class	(7,457,757)	(2,085,699)	(16,591,628)	(6,113,135)
Institutional 2 Class	(767,410)	(359,145)	(1,602,549)	(598,563)
Institutional 3 Class	(1,463,115)	(594,877)	(2,686,376)	(828,653)
Class R	(355,674)	(134,264)	(778,759)	(269,145)
Class V	—	—	(12,730,273)	(4,581,589)
Total distributions to shareholders	(190,557,198)	(77,526,361)	(307,124,368)	(111,341,846)
Increase (decrease) in net assets from capital stock activity	123,959,582	(69,122,160)	231,122,535	(101,060,053)
Total increase in net assets	29,724,217	2,684,887	110,463,137	18,510,175
Net assets at beginning of year	1,495,666,383	1,492,981,496	2,037,454,442	2,018,944,267
Net assets at end of year	$1,525,390,600	$1,495,666,383	$2,147,917,579	$2,037,454,442
The accompanying Notes to Financial Statements are an integral part of this statement.
42	Columbia Capital Allocation Portfolios | Annual Report 2022

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Aggressive Portfolio
	Year Ended January 31, 2022	Year Ended January 31, 2021
Operations
Net investment income	$18,311,407	$11,931,228
Net realized gain	153,127,493	95,881,134
Net change in unrealized appreciation (depreciation)	(4,090,312)	81,119,702
Net increase in net assets resulting from operations	167,348,588	188,932,064
Distributions to shareholders
Net investment income and net realized gains
Class A	(162,520,817)	(47,541,363)
Advisor Class	(1,143,944)	(262,684)
Class C	(10,637,062)	(4,576,064)
Institutional Class	(5,638,317)	(1,217,948)
Institutional 2 Class	(1,157,036)	(410,005)
Institutional 3 Class	(1,794,287)	(711,905)
Class R	(390,264)	(173,566)
Total distributions to shareholders	(183,281,727)	(54,893,535)
Increase in net assets from capital stock activity	150,076,939	511,041,443
Total increase in net assets	134,143,800	645,079,972
Net assets at beginning of year	1,375,508,625	730,428,653
Net assets at end of year	$1,509,652,425	$1,375,508,625
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2022	43

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Conservative Portfolio				Columbia Capital Allocation Moderate Conservative Portfolio
	Year Ended		Year Ended		Year Ended		Year Ended
	January 31, 2022		January 31, 2021		January 31, 2022		January 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	2,232,366	23,567,592	4,118,003	42,457,241	3,007,685	34,528,637	5,084,420	55,738,688
Fund reorganization	297,235	2,995,708	—	—	—	—	—	—
Distributions reinvested	1,215,792	12,711,819	595,549	6,117,225	3,328,875	37,332,056	1,876,573	20,105,136
Redemptions	(3,165,755)	(33,517,966)	(3,056,601)	(31,453,466)	(6,118,437)	(69,994,165)	(6,475,025)	(69,833,036)
Net increase	579,638	5,757,153	1,656,951	17,121,000	218,123	1,866,528	485,968	6,010,788
Advisor Class
Subscriptions	179,447	1,893,018	266,965	2,771,751	60,681	688,219	88,131	948,857
Fund reorganization	179,665	1,796,375	—	—	—	—	—	—
Distributions reinvested	28,132	292,038	15,508	157,787	42,077	466,430	24,067	255,026
Redemptions	(230,833)	(2,436,467)	(172,659)	(1,790,202)	(140,467)	(1,604,449)	(105,281)	(1,121,093)
Net increase (decrease)	156,411	1,544,964	109,814	1,139,336	(37,709)	(449,800)	6,917	82,790
Class C
Subscriptions	562,963	5,933,815	675,500	6,886,648	660,196	7,460,882	967,368	10,247,747
Distributions reinvested	105,798	1,099,109	63,414	649,365	309,014	3,408,484	237,696	2,513,788
Redemptions	(658,014)	(6,955,767)	(1,350,487)	(14,005,946)	(1,451,058)	(16,392,649)	(2,430,964)	(26,589,722)
Net increase (decrease)	10,747	77,157	(611,573)	(6,469,933)	(481,848)	(5,523,283)	(1,225,900)	(13,828,187)
Institutional Class
Subscriptions	542,184	5,749,562	611,812	6,227,023	726,944	8,162,976	1,298,501	13,703,945
Distributions reinvested	61,812	645,546	28,380	291,018	126,060	1,388,670	80,715	848,377
Redemptions	(433,795)	(4,603,417)	(529,412)	(5,377,784)	(761,101)	(8,570,456)	(1,403,213)	(14,750,868)
Net increase (decrease)	170,201	1,791,691	110,780	1,140,257	91,903	981,190	(23,997)	(198,546)
Institutional 2 Class
Subscriptions	56,049	593,679	82,593	849,862	227,641	2,622,194	90,501	960,677
Distributions reinvested	9,531	98,891	4,571	46,675	45,980	509,670	19,214	203,061
Redemptions	(66,286)	(698,931)	(40,473)	(420,176)	(129,001)	(1,448,107)	(118,415)	(1,270,403)
Net increase (decrease)	(706)	(6,361)	46,691	476,361	144,620	1,683,757	(8,700)	(106,665)
Institutional 3 Class
Subscriptions	104,718	1,093,157	157,914	1,627,691	168,633	1,881,462	72,168	758,747
Fund reorganization	685,929	6,845,564	—	—	—	—	—	—
Distributions reinvested	21,068	218,225	10,422	105,938	66,073	719,823	32,786	342,068
Redemptions	(152,305)	(1,598,426)	(81,258)	(822,225)	(116,644)	(1,298,540)	(58,205)	(619,316)
Net increase	659,410	6,558,520	87,078	911,404	118,062	1,302,745	46,749	481,499
Class R
Subscriptions	2,760	29,363	11,191	110,361	12,796	147,024	85,430	948,773
Fund reorganization	54,299	546,865	—	—	—	—	—	—
Distributions reinvested	1,887	19,707	1,157	11,803	13,255	148,989	5,794	62,647
Redemptions	(3,216)	(33,691)	(32,972)	(334,352)	(14,646)	(167,227)	(54,690)	(578,665)
Net increase (decrease)	55,730	562,244	(20,624)	(212,188)	11,405	128,786	36,534	432,755
Total net increase (decrease)	1,631,431	16,285,368	1,379,117	14,106,237	64,556	(10,077)	(682,429)	(7,125,566)
The accompanying Notes to Financial Statements are an integral part of this statement.
44	Columbia Capital Allocation Portfolios | Annual Report 2022

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Moderate Portfolio				Columbia Capital Allocation Moderate Aggressive Portfolio
	Year Ended		Year Ended		Year Ended		Year Ended
	January 31, 2022		January 31, 2021		January 31, 2022		January 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	7,816,072	93,330,331	9,978,677	113,695,606	7,778,710	103,531,131	8,583,090	104,647,119
Fund reorganization	200,663	2,225,038	—	—	2,554,159	30,968,982	—	—
Distributions reinvested	14,100,172	165,572,742	6,138,399	66,648,155	17,287,628	223,851,613	6,880,098	79,682,927
Redemptions	(16,134,938)	(194,827,635)	(18,032,670)	(198,368,123)	(16,940,083)	(226,888,132)	(19,928,269)	(236,493,056)
Net increase (decrease)	5,981,969	66,300,476	(1,915,594)	(18,024,362)	10,680,414	131,463,594	(4,465,081)	(52,163,010)
Advisor Class
Subscriptions	138,501	1,656,950	120,842	1,346,810	207,545	2,795,817	352,409	4,436,172
Fund reorganization	342,989	3,738,199	—	—	1,491,362	18,303,594	—	—
Distributions reinvested	39,790	459,149	13,872	148,307	61,746	809,138	26,845	318,090
Redemptions	(97,713)	(1,139,465)	(131,486)	(1,438,595)	(159,361)	(2,139,485)	(349,044)	(4,501,990)
Net increase	423,567	4,714,833	3,228	56,522	1,601,292	19,769,064	30,210	252,272
Class C
Subscriptions	1,502,989	17,976,759	1,373,397	15,168,468	1,212,644	16,303,883	1,344,812	15,937,537
Distributions reinvested	1,063,303	12,360,931	616,316	6,641,857	1,162,076	15,091,297	597,087	6,945,408
Redemptions	(2,978,546)	(35,718,445)	(6,344,085)	(72,279,017)	(2,936,502)	(39,646,000)	(5,078,601)	(63,455,753)
Net decrease	(412,254)	(5,380,755)	(4,354,372)	(50,468,692)	(561,782)	(8,250,820)	(3,136,702)	(40,572,808)
Institutional Class
Subscriptions	4,055,987	49,210,618	2,463,390	27,176,294	1,899,273	25,391,352	2,212,936	26,250,734
Distributions reinvested	384,826	4,507,148	167,991	1,817,252	1,084,762	14,006,712	440,581	5,088,467
Redemptions	(2,096,458)	(25,261,557)	(2,686,291)	(29,465,060)	(2,426,546)	(32,418,603)	(3,248,188)	(38,402,282)
Net increase (decrease)	2,344,355	28,456,209	(54,910)	(471,514)	557,489	6,979,461	(594,671)	(7,063,081)
Institutional 2 Class
Subscriptions	140,328	1,689,284	229,641	2,518,913	149,277	2,043,649	180,360	2,179,672
Distributions reinvested	66,133	767,080	33,550	359,009	122,065	1,602,549	51,141	598,558
Redemptions	(437,942)	(5,133,077)	(177,704)	(1,913,112)	(460,907)	(6,110,910)	(181,413)	(2,161,071)
Net increase (decrease)	(231,481)	(2,676,713)	85,487	964,810	(189,565)	(2,464,712)	50,088	617,159
Institutional 3 Class
Subscriptions	700,013	8,082,449	125,062	1,387,934	740,308	9,370,293	190,898	2,309,234
Fund reorganization	2,248,744	24,513,734	—	—	4,770,984	56,579,455	—	—
Distributions reinvested	126,954	1,463,115	55,688	594,476	155,968	1,969,952	50,580	574,610
Redemptions	(336,557)	(3,960,873)	(285,941)	(3,149,079)	(221,560)	(2,762,269)	(257,810)	(3,011,185)
Net increase (decrease)	2,739,154	30,098,425	(105,191)	(1,166,669)	5,445,700	65,157,431	(16,332)	(127,341)
Class R
Subscriptions	67,034	808,224	34,345	374,409	39,596	529,674	41,534	492,673
Fund reorganization	339,108	3,746,480	—	—	1,222,717	14,812,100	—	—
Distributions reinvested	30,298	354,614	12,326	133,466	60,104	777,449	23,110	267,879
Redemptions	(216,402)	(2,462,211)	(47,542)	(520,130)	(152,287)	(1,930,292)	(50,137)	(609,928)
Net increase (decrease)	220,038	2,447,107	(871)	(12,255)	1,170,130	14,188,931	14,507	150,624
Class V
Subscriptions	—	—	—	—	55,561	736,108	33,853	424,055
Distributions reinvested	—	—	—	—	835,606	10,820,062	332,554	3,853,035
Redemptions	—	—	—	—	(543,485)	(7,276,584)	(535,073)	(6,430,958)
Net increase (decrease)	—	—	—	—	347,682	4,279,586	(168,666)	(2,153,868)
Total net increase (decrease)	11,065,348	123,959,582	(6,342,223)	(69,122,160)	19,051,360	231,122,535	(8,286,647)	(101,060,053)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2022	45

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Aggressive Portfolio
	Year Ended		Year Ended
	January 31, 2022		January 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	5,238,500	75,291,495	4,977,463	62,172,538
Fund reorganization	1,313,971	17,212,284	44,359,371	521,667,750
Distributions reinvested	10,513,088	147,034,453	3,775,411	45,369,204
Redemptions	(12,100,255)	(174,553,976)	(12,668,612)	(155,953,704)
Net increase	4,965,304	64,984,256	40,443,633	473,255,788
Advisor Class
Subscriptions	238,792	3,320,823	158,305	1,913,661
Fund reorganization	356,035	4,536,068	551,378	6,335,357
Distributions reinvested	29,283	399,587	14,185	170,581
Redemptions	(237,619)	(3,324,649)	(233,728)	(2,960,629)
Net increase	386,491	4,931,829	490,140	5,458,970
Class C
Subscriptions	942,372	13,125,489	1,087,182	12,621,867
Fund reorganization	—	—	2,441,471	27,808,276
Distributions reinvested	779,189	10,548,626	400,721	4,553,333
Redemptions	(2,314,927)	(32,376,794)	(3,106,059)	(38,853,527)
Net increase (decrease)	(593,366)	(8,702,679)	823,315	6,129,949
Institutional Class
Subscriptions	1,857,034	26,637,568	1,431,280	17,801,559
Fund reorganization	—	—	2,235,823	26,181,370
Distributions reinvested	286,591	3,981,964	78,798	961,799
Redemptions	(1,734,180)	(24,956,498)	(1,803,390)	(22,347,995)
Net increase	409,445	5,663,034	1,942,511	22,596,733
Institutional 2 Class
Subscriptions	119,437	1,682,552	276,157	3,336,081
Fund reorganization	—	—	152,038	1,745,388
Distributions reinvested	84,801	1,156,665	34,998	409,842
Redemptions	(283,728)	(3,981,296)	(209,094)	(2,452,652)
Net increase (decrease)	(79,490)	(1,142,079)	254,099	3,038,659
Institutional 3 Class
Subscriptions	648,710	8,774,954	155,061	1,904,299
Fund reorganization	5,670,835	72,133,132	20,038	229,813
Distributions reinvested	129,237	1,753,627	61,610	711,752
Redemptions	(614,877)	(8,302,628)	(160,668)	(1,873,285)
Net increase	5,833,905	74,359,085	76,041	972,579
Class R
Subscriptions	23,844	338,103	29,106	360,204
Fund reorganization	1,993,210	25,816,676	48,363	562,947
Distributions reinvested	27,962	386,634	14,627	169,176
Redemptions	(1,286,048)	(16,557,920)	(117,572)	(1,503,562)
Net increase (decrease)	758,968	9,983,493	(25,476)	(411,235)
Total net increase	11,681,257	150,076,939	44,004,263	511,041,443
The accompanying Notes to Financial Statements are an integral part of this statement.
46	Columbia Capital Allocation Portfolios | Annual Report 2022

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Columbia Capital Allocation Portfolios | Annual Report 2022	47

Financial Highlights
Columbia Capital Allocation Conservative Portfolio
The following tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, a fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 1/31/2022	$10.62	0.14	0.02	0.16	(0.20)	(0.50)	(0.70)
Year Ended 1/31/2021	$10.31	0.17	0.49	0.66	(0.23)	(0.12)	(0.35)
Year Ended 1/31/2020	$9.76	0.21	0.65	0.86	(0.21)	(0.10)	(0.31)
Year Ended 1/31/2019	$10.38	0.20	(0.37)	(0.17)	(0.22)	(0.23)	(0.45)
Year Ended 1/31/2018	$9.84	0.18	0.59	0.77	(0.22)	(0.01)	(0.23)
Advisor Class
Year Ended 1/31/2022	$10.54	0.16	0.03	0.19	(0.23)	(0.50)	(0.73)
Year Ended 1/31/2021	$10.24	0.19	0.49	0.68	(0.26)	(0.12)	(0.38)
Year Ended 1/31/2020	$9.70	0.23	0.65	0.88	(0.24)	(0.10)	(0.34)
Year Ended 1/31/2019	$10.31	0.23	(0.37)	(0.14)	(0.24)	(0.23)	(0.47)
Year Ended 1/31/2018	$9.78	0.21	0.58	0.79	(0.25)	(0.01)	(0.26)
Class C
Year Ended 1/31/2022	$10.55	0.06	0.03	0.09	(0.12)	(0.50)	(0.62)
Year Ended 1/31/2021	$10.25	0.09	0.49	0.58	(0.16)	(0.12)	(0.28)
Year Ended 1/31/2020	$9.71	0.13	0.65	0.78	(0.14)	(0.10)	(0.24)
Year Ended 1/31/2019	$10.32	0.12	(0.36)	(0.24)	(0.14)	(0.23)	(0.37)
Year Ended 1/31/2018	$9.78	0.10	0.59	0.69	(0.14)	(0.01)	(0.15)
Institutional Class
Year Ended 1/31/2022	$10.61	0.16	0.04	0.20	(0.23)	(0.50)	(0.73)
Year Ended 1/31/2021	$10.30	0.20	0.49	0.69	(0.26)	(0.12)	(0.38)
Year Ended 1/31/2020	$9.76	0.24	0.64	0.88	(0.24)	(0.10)	(0.34)
Year Ended 1/31/2019	$10.37	0.23	(0.37)	(0.14)	(0.24)	(0.23)	(0.47)
Year Ended 1/31/2018	$9.84	0.21	0.58	0.79	(0.25)	(0.01)	(0.26)
Institutional 2 Class
Year Ended 1/31/2022	$10.54	0.16	0.03	0.19	(0.23)	(0.50)	(0.73)
Year Ended 1/31/2021	$10.24	0.20	0.48	0.68	(0.26)	(0.12)	(0.38)
Year Ended 1/31/2020	$9.70	0.24	0.64	0.88	(0.24)	(0.10)	(0.34)
Year Ended 1/31/2019	$10.31	0.23	(0.37)	(0.14)	(0.24)	(0.23)	(0.47)
Year Ended 1/31/2018	$9.78	0.20	0.59	0.79	(0.25)	(0.01)	(0.26)
The accompanying Notes to Financial Statements are an integral part of this statement.
48	Columbia Capital Allocation Portfolios | Annual Report 2022

Financial Highlights  (continued)
Columbia Capital Allocation Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 1/31/2022	$10.08	1.41%	0.50%(c)	0.50%(c),(d)	1.29%	16%	$198,949
Year Ended 1/31/2021	$10.62	6.60%	0.55%(c)	0.55%(c),(d)	1.66%	63%	$203,326
Year Ended 1/31/2020	$10.31	8.91%	0.57%	0.57%(d)	2.09%	13%	$180,338
Year Ended 1/31/2019	$9.76	(1.61%)	0.55%	0.55%	2.02%	21%	$177,622
Year Ended 1/31/2018	$10.38	7.90%	0.56%	0.56%	1.72%	12%	$198,471
Advisor Class
Year Ended 1/31/2022	$10.00	1.68%	0.25%(c)	0.25%(c),(d)	1.54%	16%	$8,540
Year Ended 1/31/2021	$10.54	6.82%	0.30%(c)	0.30%(c),(d)	1.90%	63%	$7,348
Year Ended 1/31/2020	$10.24	9.14%	0.32%	0.32%(d)	2.31%	13%	$6,012
Year Ended 1/31/2019	$9.70	(1.28%)	0.30%	0.30%	2.30%	21%	$8,396
Year Ended 1/31/2018	$10.31	8.11%	0.30%	0.30%	2.13%	12%	$6,063
Class C
Year Ended 1/31/2022	$10.02	0.75%	1.25%(c)	1.25%(c),(d)	0.54%	16%	$18,376
Year Ended 1/31/2021	$10.55	5.73%	1.30%(c)	1.30%(c),(d)	0.90%	63%	$19,243
Year Ended 1/31/2020	$10.25	8.05%	1.32%	1.32%(d)	1.34%	13%	$24,949
Year Ended 1/31/2019	$9.71	(2.27%)	1.30%	1.30%	1.23%	21%	$27,850
Year Ended 1/31/2018	$10.32	7.14%	1.31%	1.31%	0.97%	12%	$38,765
Institutional Class
Year Ended 1/31/2022	$10.08	1.76%	0.25%(c)	0.25%(c),(d)	1.55%	16%	$11,759
Year Ended 1/31/2021	$10.61	6.88%	0.30%(c)	0.30%(c),(d)	1.92%	63%	$10,576
Year Ended 1/31/2020	$10.30	9.08%	0.32%	0.32%(d)	2.34%	13%	$9,128
Year Ended 1/31/2019	$9.76	(1.27%)	0.30%	0.30%	2.26%	21%	$8,191
Year Ended 1/31/2018	$10.37	8.06%	0.31%	0.31%	2.03%	12%	$9,559
Institutional 2 Class
Year Ended 1/31/2022	$10.00	1.69%	0.24%(c)	0.24%(c)	1.55%	16%	$1,404
Year Ended 1/31/2021	$10.54	6.84%	0.29%(c)	0.29%(c)	1.94%	63%	$1,487
Year Ended 1/31/2020	$10.24	9.17%	0.30%	0.30%	2.38%	13%	$966
Year Ended 1/31/2019	$9.70	(1.25%)	0.28%	0.28%	2.35%	21%	$642
Year Ended 1/31/2018	$10.31	8.15%	0.28%	0.28%	2.02%	12%	$571
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2022	49

Financial Highlights  (continued)
Columbia Capital Allocation Conservative Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 1/31/2022	$10.52	0.17	0.04	0.21	(0.24)	(0.50)	(0.74)
Year Ended 1/31/2021	$10.22	0.20	0.49	0.69	(0.27)	(0.12)	(0.39)
Year Ended 1/31/2020	$9.68	0.24	0.64	0.88	(0.24)	(0.10)	(0.34)
Year Ended 1/31/2019	$10.30	0.24	(0.38)	(0.14)	(0.25)	(0.23)	(0.48)
Year Ended 1/31/2018	$9.77	0.23	0.56	0.79	(0.25)	(0.01)	(0.26)
Class R
Year Ended 1/31/2022	$10.61	0.11	0.04	0.15	(0.18)	(0.50)	(0.68)
Year Ended 1/31/2021	$10.30	0.14	0.50	0.64	(0.21)	(0.12)	(0.33)
Year Ended 1/31/2020	$9.76	0.19	0.64	0.83	(0.19)	(0.10)	(0.29)
Year Ended 1/31/2019	$10.37	0.17	(0.36)	(0.19)	(0.19)	(0.23)	(0.42)
Year Ended 1/31/2018	$9.84	0.16	0.58	0.74	(0.20)	(0.01)	(0.21)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
50	Columbia Capital Allocation Portfolios | Annual Report 2022

Financial Highlights  (continued)
Columbia Capital Allocation Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 1/31/2022	$9.99	1.84%	0.19%(c)	0.19%(c)	1.59%	16%	$9,932
Year Ended 1/31/2021	$10.52	6.91%	0.24%(c)	0.24%(c)	1.97%	63%	$3,526
Year Ended 1/31/2020	$10.22	9.24%	0.24%	0.24%	2.43%	13%	$2,535
Year Ended 1/31/2019	$9.68	(1.30%)	0.23%	0.23%	2.38%	21%	$2,061
Year Ended 1/31/2018	$10.30	8.22%	0.23%	0.23%	2.27%	12%	$1,385
Class R
Year Ended 1/31/2022	$10.08	1.25%	0.75%(c)	0.75%(c),(d)	1.04%	16%	$854
Year Ended 1/31/2021	$10.61	6.34%	0.80%(c)	0.80%(c),(d)	1.35%	63%	$308
Year Ended 1/31/2020	$10.30	8.54%	0.82%	0.82%(d)	1.92%	13%	$512
Year Ended 1/31/2019	$9.76	(1.77%)	0.80%	0.80%	1.68%	21%	$447
Year Ended 1/31/2018	$10.37	7.53%	0.81%	0.81%	1.54%	12%	$747
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2022	51

Financial Highlights
Columbia Capital Allocation Moderate Conservative Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 1/31/2022	$11.29	0.16	0.36	0.52	(0.28)	(0.76)	(1.04)
Year Ended 1/31/2021	$10.97	0.17	0.72	0.89	(0.23)	(0.34)	(0.57)
Year Ended 1/31/2020	$10.35	0.23	0.84	1.07	(0.24)	(0.21)	(0.45)
Year Ended 1/31/2019	$11.38	0.21	(0.52)	(0.31)	(0.24)	(0.48)	(0.72)
Year Ended 1/31/2018	$10.62	0.19	1.04	1.23	(0.24)	(0.23)	(0.47)
Advisor Class
Year Ended 1/31/2022	$11.17	0.19	0.36	0.55	(0.31)	(0.76)	(1.07)
Year Ended 1/31/2021	$10.86	0.20	0.71	0.91	(0.26)	(0.34)	(0.60)
Year Ended 1/31/2020	$10.25	0.26	0.83	1.09	(0.27)	(0.21)	(0.48)
Year Ended 1/31/2019	$11.28	0.23	(0.52)	(0.29)	(0.26)	(0.48)	(0.74)
Year Ended 1/31/2018	$10.53	0.23	1.02	1.25	(0.27)	(0.23)	(0.50)
Class C
Year Ended 1/31/2022	$11.11	0.07	0.35	0.42	(0.19)	(0.76)	(0.95)
Year Ended 1/31/2021	$10.80	0.09	0.71	0.80	(0.15)	(0.34)	(0.49)
Year Ended 1/31/2020	$10.20	0.14	0.83	0.97	(0.16)	(0.21)	(0.37)
Year Ended 1/31/2019	$11.21	0.12	(0.50)	(0.38)	(0.15)	(0.48)	(0.63)
Year Ended 1/31/2018	$10.47	0.10	1.03	1.13	(0.16)	(0.23)	(0.39)
Institutional Class
Year Ended 1/31/2022	$11.11	0.19	0.35	0.54	(0.31)	(0.76)	(1.07)
Year Ended 1/31/2021	$10.80	0.19	0.72	0.91	(0.26)	(0.34)	(0.60)
Year Ended 1/31/2020	$10.20	0.25	0.83	1.08	(0.27)	(0.21)	(0.48)
Year Ended 1/31/2019	$11.22	0.22	(0.50)	(0.28)	(0.26)	(0.48)	(0.74)
Year Ended 1/31/2018	$10.48	0.22	1.02	1.24	(0.27)	(0.23)	(0.50)
Institutional 2 Class
Year Ended 1/31/2022	$11.16	0.19	0.36	0.55	(0.31)	(0.76)	(1.07)
Year Ended 1/31/2021	$10.86	0.20	0.70	0.90	(0.26)	(0.34)	(0.60)
Year Ended 1/31/2020	$10.25	0.26	0.83	1.09	(0.27)	(0.21)	(0.48)
Year Ended 1/31/2019	$11.27	0.25	(0.52)	(0.27)	(0.27)	(0.48)	(0.75)
Year Ended 1/31/2018	$10.52	0.22	1.03	1.25	(0.27)	(0.23)	(0.50)
The accompanying Notes to Financial Statements are an integral part of this statement.
52	Columbia Capital Allocation Portfolios | Annual Report 2022

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 1/31/2022	$10.77	4.48%	0.41%(c)	0.41%(c),(d)	1.42%	18%	$425,491
Year Ended 1/31/2021	$11.29	8.50%	0.49%(c)	0.49%(c),(d)	1.60%	66%	$443,656
Year Ended 1/31/2020	$10.97	10.52%	0.49%	0.49%(d)	2.12%	9%	$425,706
Year Ended 1/31/2019	$10.35	(2.62%)	0.48%	0.48%(d)	1.96%	21%	$427,506
Year Ended 1/31/2018	$11.38	11.79%	0.48%	0.48%(d)	1.71%	9%	$486,408
Advisor Class
Year Ended 1/31/2022	$10.65	4.80%	0.16%(c)	0.16%(c),(d)	1.65%	18%	$4,885
Year Ended 1/31/2021	$11.17	8.77%	0.24%(c)	0.24%(c),(d)	1.86%	66%	$5,549
Year Ended 1/31/2020	$10.86	10.80%	0.24%	0.24%(d)	2.42%	9%	$5,319
Year Ended 1/31/2019	$10.25	(2.40%)	0.23%	0.23%(d)	2.17%	21%	$4,943
Year Ended 1/31/2018	$11.28	12.07%	0.23%	0.23%(d)	2.09%	9%	$4,592
Class C
Year Ended 1/31/2022	$10.58	3.66%	1.16%(c)	1.16%(c),(d)	0.66%	18%	$37,844
Year Ended 1/31/2021	$11.11	7.70%	1.24%(c)	1.24%(c),(d)	0.85%	66%	$45,087
Year Ended 1/31/2020	$10.80	9.65%	1.24%	1.24%(d)	1.36%	9%	$57,072
Year Ended 1/31/2019	$10.20	(3.23%)	1.23%	1.23%(d)	1.14%	21%	$61,019
Year Ended 1/31/2018	$11.21	10.92%	1.23%	1.23%(d)	0.95%	9%	$82,192
Institutional Class
Year Ended 1/31/2022	$10.58	4.73%	0.16%(c)	0.16%(c),(d)	1.66%	18%	$16,861
Year Ended 1/31/2021	$11.11	8.82%	0.24%(c)	0.24%(c),(d)	1.82%	66%	$16,686
Year Ended 1/31/2020	$10.80	10.76%	0.24%	0.24%(d)	2.38%	9%	$16,490
Year Ended 1/31/2019	$10.20	(2.32%)	0.23%	0.23%(d)	2.10%	21%	$17,131
Year Ended 1/31/2018	$11.22	12.03%	0.23%	0.23%(d)	2.00%	9%	$28,796
Institutional 2 Class
Year Ended 1/31/2022	$10.64	4.81%	0.15%(c)	0.15%(c)	1.70%	18%	$5,054
Year Ended 1/31/2021	$11.16	8.70%	0.23%(c)	0.23%(c)	1.85%	66%	$3,691
Year Ended 1/31/2020	$10.86	10.83%	0.22%	0.22%	2.43%	9%	$3,683
Year Ended 1/31/2019	$10.25	(2.28%)	0.21%	0.21%	2.34%	21%	$3,758
Year Ended 1/31/2018	$11.27	12.12%	0.21%	0.21%	2.01%	9%	$2,655
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2022	53

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 1/31/2022	$10.99	0.19	0.36	0.55	(0.32)	(0.76)	(1.08)
Year Ended 1/31/2021	$10.70	0.20	0.70	0.90	(0.27)	(0.34)	(0.61)
Year Ended 1/31/2020	$10.10	0.25	0.84	1.09	(0.28)	(0.21)	(0.49)
Year Ended 1/31/2019	$11.13	0.30	(0.58)	(0.28)	(0.27)	(0.48)	(0.75)
Year Ended 1/31/2018	$10.40	0.23	1.01	1.24	(0.28)	(0.23)	(0.51)
Class R
Year Ended 1/31/2022	$11.31	0.14	0.35	0.49	(0.25)	(0.76)	(1.01)
Year Ended 1/31/2021	$10.99	0.16	0.70	0.86	(0.20)	(0.34)	(0.54)
Year Ended 1/31/2020	$10.37	0.19	0.86	1.05	(0.22)	(0.21)	(0.43)
Year Ended 1/31/2019	$11.39	0.18	(0.51)	(0.33)	(0.21)	(0.48)	(0.69)
Year Ended 1/31/2018	$10.63	0.15	1.05	1.20	(0.21)	(0.23)	(0.44)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
54	Columbia Capital Allocation Portfolios | Annual Report 2022

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 1/31/2022	$10.46	4.84%	0.10%(c)	0.10%(c)	1.73%	18%	$7,540
Year Ended 1/31/2021	$10.99	8.79%	0.18%(c)	0.18%(c)	1.93%	66%	$6,629
Year Ended 1/31/2020	$10.70	10.94%	0.18%	0.18%	2.42%	9%	$5,951
Year Ended 1/31/2019	$10.10	(2.36%)	0.17%	0.17%	2.96%	21%	$5,551
Year Ended 1/31/2018	$11.13	12.12%	0.16%	0.16%	2.15%	9%	$801
Class R
Year Ended 1/31/2022	$10.79	4.21%	0.66%(c)	0.66%(c),(d)	1.17%	18%	$1,673
Year Ended 1/31/2021	$11.31	8.21%	0.74%(c)	0.74%(c),(d)	1.48%	66%	$1,625
Year Ended 1/31/2020	$10.99	10.23%	0.74%	0.74%(d)	1.80%	9%	$1,177
Year Ended 1/31/2019	$10.37	(2.78%)	0.73%	0.73%(d)	1.71%	21%	$1,431
Year Ended 1/31/2018	$11.39	11.50%	0.73%	0.73%(d)	1.40%	9%	$1,924
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2022	55

Financial Highlights
Columbia Capital Allocation Moderate Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 1/31/2022	$11.91	0.19	0.60	0.79	(0.36)	(1.17)	(1.53)
Year Ended 1/31/2021	$11.32	0.18	1.03	1.21	(0.27)	(0.35)	(0.62)
Year Ended 1/31/2020	$10.70	0.24	1.05	1.29	(0.25)	(0.42)	(0.67)
Year Ended 1/31/2019	$11.99	0.22	(0.73)	(0.51)	(0.25)	(0.53)	(0.78)
Year Ended 1/31/2018	$10.99	0.19	1.56	1.75	(0.23)	(0.52)	(0.75)
Advisor Class
Year Ended 1/31/2022	$11.73	0.22	0.59	0.81	(0.39)	(1.17)	(1.56)
Year Ended 1/31/2021	$11.17	0.21	1.00	1.21	(0.30)	(0.35)	(0.65)
Year Ended 1/31/2020	$10.57	0.28	1.02	1.30	(0.28)	(0.42)	(0.70)
Year Ended 1/31/2019	$11.85	0.25	(0.72)	(0.47)	(0.28)	(0.53)	(0.81)
Year Ended 1/31/2018	$10.87	0.30	1.46	1.76	(0.26)	(0.52)	(0.78)
Class C
Year Ended 1/31/2022	$11.80	0.10	0.59	0.69	(0.27)	(1.17)	(1.44)
Year Ended 1/31/2021	$11.21	0.10	1.03	1.13	(0.19)	(0.35)	(0.54)
Year Ended 1/31/2020	$10.61	0.15	1.04	1.19	(0.17)	(0.42)	(0.59)
Year Ended 1/31/2019	$11.89	0.13	(0.72)	(0.59)	(0.16)	(0.53)	(0.69)
Year Ended 1/31/2018	$10.91	0.11	1.54	1.65	(0.15)	(0.52)	(0.67)
Institutional Class
Year Ended 1/31/2022	$11.89	0.23	0.59	0.82	(0.39)	(1.17)	(1.56)
Year Ended 1/31/2021	$11.31	0.21	1.02	1.23	(0.30)	(0.35)	(0.65)
Year Ended 1/31/2020	$10.69	0.26	1.06	1.32	(0.28)	(0.42)	(0.70)
Year Ended 1/31/2019	$11.97	0.25	(0.72)	(0.47)	(0.28)	(0.53)	(0.81)
Year Ended 1/31/2018	$10.98	0.24	1.53	1.77	(0.26)	(0.52)	(0.78)
Institutional 2 Class
Year Ended 1/31/2022	$11.73	0.20	0.60	0.80	(0.39)	(1.17)	(1.56)
Year Ended 1/31/2021	$11.16	0.21	1.01	1.22	(0.30)	(0.35)	(0.65)
Year Ended 1/31/2020	$10.56	0.27	1.03	1.30	(0.28)	(0.42)	(0.70)
Year Ended 1/31/2019	$11.84	0.23	(0.70)	(0.47)	(0.28)	(0.53)	(0.81)
Year Ended 1/31/2018	$10.87	0.22	1.54	1.76	(0.27)	(0.52)	(0.79)
Institutional 3 Class
Year Ended 1/31/2022	$11.74	0.23	0.57	0.80	(0.39)	(1.17)	(1.56)
Year Ended 1/31/2021	$11.17	0.21	1.01	1.22	(0.30)	(0.35)	(0.65)
Year Ended 1/31/2020	$10.56	0.27	1.05	1.32	(0.29)	(0.42)	(0.71)
Year Ended 1/31/2019	$11.84	0.27	(0.74)	(0.47)	(0.28)	(0.53)	(0.81)
Year Ended 1/31/2018	$10.87	0.24	1.52	1.76	(0.27)	(0.52)	(0.79)
The accompanying Notes to Financial Statements are an integral part of this statement.
56	Columbia Capital Allocation Portfolios | Annual Report 2022

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 1/31/2022	$11.17	6.42%	0.38%(c)	0.38%(c),(d)	1.58%	22%	$1,308,500
Year Ended 1/31/2021	$11.91	11.31%	0.43%(c)	0.43%(c),(d)	1.66%	86%	$1,324,148
Year Ended 1/31/2020	$11.32	12.26%	0.43%	0.43%(d)	2.11%	10%	$1,280,253
Year Ended 1/31/2019	$10.70	(4.13%)	0.43%	0.43%(d)	1.94%	20%	$1,247,694
Year Ended 1/31/2018	$11.99	16.39%	0.44%	0.44%(d)	1.68%	9%	$1,389,747
Advisor Class
Year Ended 1/31/2022	$10.98	6.70%	0.13%(c)	0.13%(c),(d)	1.86%	22%	$7,686
Year Ended 1/31/2021	$11.73	11.48%	0.18%(c)	0.18%(c),(d)	1.91%	86%	$3,244
Year Ended 1/31/2020	$11.17	12.51%	0.18%	0.18%(d)	2.50%	10%	$3,051
Year Ended 1/31/2019	$10.57	(3.84%)	0.18%	0.18%(d)	2.28%	20%	$1,212
Year Ended 1/31/2018	$11.85	16.68%	0.18%	0.18%(d)	2.60%	9%	$1,021
Class C
Year Ended 1/31/2022	$11.05	5.58%	1.13%(c)	1.13%(c),(d)	0.82%	22%	$98,600
Year Ended 1/31/2021	$11.80	10.56%	1.18%(c)	1.18%(c),(d)	0.89%	86%	$110,135
Year Ended 1/31/2020	$11.21	11.34%	1.18%	1.18%(d)	1.35%	10%	$153,545
Year Ended 1/31/2019	$10.61	(4.82%)	1.18%	1.18%(d)	1.15%	20%	$160,172
Year Ended 1/31/2018	$11.89	15.46%	1.19%	1.19%(d)	0.95%	9%	$207,421
Institutional Class
Year Ended 1/31/2022	$11.15	6.69%	0.13%(c)	0.13%(c),(d)	1.89%	22%	$62,130
Year Ended 1/31/2021	$11.89	11.51%	0.18%(c)	0.18%(c),(d)	1.91%	86%	$38,386
Year Ended 1/31/2020	$11.31	12.55%	0.18%	0.18%(d)	2.37%	10%	$37,112
Year Ended 1/31/2019	$10.69	(3.80%)	0.18%	0.18%(d)	2.19%	20%	$38,025
Year Ended 1/31/2018	$11.97	16.60%	0.19%	0.19%(d)	2.09%	9%	$39,872
Institutional 2 Class
Year Ended 1/31/2022	$10.97	6.63%	0.12%(c)	0.12%(c)	1.67%	22%	$3,754
Year Ended 1/31/2021	$11.73	11.59%	0.17%(c)	0.17%(c)	1.92%	86%	$6,728
Year Ended 1/31/2020	$11.16	12.53%	0.17%	0.17%	2.42%	10%	$5,447
Year Ended 1/31/2019	$10.56	(3.83%)	0.17%	0.17%	2.08%	20%	$4,554
Year Ended 1/31/2018	$11.84	16.62%	0.16%	0.16%	1.95%	9%	$7,323
Institutional 3 Class
Year Ended 1/31/2022	$10.98	6.66%	0.08%(c)	0.08%(c)	1.92%	22%	$39,786
Year Ended 1/31/2021	$11.74	11.64%	0.12%(c)	0.12%(c)	1.94%	86%	$10,372
Year Ended 1/31/2020	$11.17	12.68%	0.13%	0.13%	2.42%	10%	$11,042
Year Ended 1/31/2019	$10.56	(3.79%)	0.13%	0.13%	2.45%	20%	$9,319
Year Ended 1/31/2018	$11.84	16.68%	0.12%	0.12%	2.11%	9%	$4,933
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2022	57

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Year Ended 1/31/2022	$11.87	0.16	0.60	0.76	(0.33)	(1.17)	(1.50)
Year Ended 1/31/2021	$11.28	0.15	1.03	1.18	(0.24)	(0.35)	(0.59)
Year Ended 1/31/2020	$10.67	0.20	1.05	1.25	(0.22)	(0.42)	(0.64)
Year Ended 1/31/2019	$11.95	0.19	(0.72)	(0.53)	(0.22)	(0.53)	(0.75)
Year Ended 1/31/2018	$10.96	0.17	1.55	1.72	(0.21)	(0.52)	(0.73)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
58	Columbia Capital Allocation Portfolios | Annual Report 2022

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Year Ended 1/31/2022	$11.13	6.17%	0.63%(c)	0.63%(c),(d)	1.31%	22%	$4,935
Year Ended 1/31/2021	$11.87	11.06%	0.68%(c)	0.68%(c),(d)	1.40%	86%	$2,652
Year Ended 1/31/2020	$11.28	11.92%	0.68%	0.68%(d)	1.79%	10%	$2,531
Year Ended 1/31/2019	$10.67	(4.30%)	0.68%	0.68%(d)	1.72%	20%	$3,156
Year Ended 1/31/2018	$11.95	16.05%	0.69%	0.69%(d)	1.46%	9%	$2,786
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2022	59

Financial Highlights
Columbia Capital Allocation Moderate Aggressive Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 1/31/2022	$13.05	0.19	1.03	1.22	(0.42)	(1.58)	(2.00)
Year Ended 1/31/2021	$12.28	0.15	1.33	1.48	(0.19)	(0.52)	(0.71)
Year Ended 1/31/2020	$11.64	0.22	1.33	1.55	(0.24)	(0.67)	(0.91)
Year Ended 1/31/2019	$13.50	0.20	(0.97)	(0.77)	(0.24)	(0.85)	(1.09)
Year Ended 1/31/2018	$12.00	0.17	2.27	2.44	(0.21)	(0.73)	(0.94)
Advisor Class
Year Ended 1/31/2022	$13.18	0.22	1.05	1.27	(0.45)	(1.58)	(2.03)
Year Ended 1/31/2021	$12.40	0.19	1.33	1.52	(0.22)	(0.52)	(0.74)
Year Ended 1/31/2020	$11.75	0.22	1.37	1.59	(0.27)	(0.67)	(0.94)
Year Ended 1/31/2019	$13.61	0.24	(0.98)	(0.74)	(0.27)	(0.85)	(1.12)
Year Ended 1/31/2018	$12.10	0.24	2.24	2.48	(0.24)	(0.73)	(0.97)
Class C
Year Ended 1/31/2022	$13.07	0.09	1.04	1.13	(0.32)	(1.58)	(1.90)
Year Ended 1/31/2021	$12.30	0.05	1.35	1.40	(0.11)	(0.52)	(0.63)
Year Ended 1/31/2020	$11.67	0.12	1.33	1.45	(0.15)	(0.67)	(0.82)
Year Ended 1/31/2019	$13.52	0.10	(0.96)	(0.86)	(0.14)	(0.85)	(0.99)
Year Ended 1/31/2018	$12.04	0.08	2.26	2.34	(0.13)	(0.73)	(0.86)
Institutional Class
Year Ended 1/31/2022	$13.02	0.22	1.02	1.24	(0.45)	(1.58)	(2.03)
Year Ended 1/31/2021	$12.25	0.18	1.33	1.51	(0.22)	(0.52)	(0.74)
Year Ended 1/31/2020	$11.62	0.24	1.33	1.57	(0.27)	(0.67)	(0.94)
Year Ended 1/31/2019	$13.47	0.23	(0.96)	(0.73)	(0.27)	(0.85)	(1.12)
Year Ended 1/31/2018	$11.98	0.20	2.26	2.46	(0.24)	(0.73)	(0.97)
Institutional 2 Class
Year Ended 1/31/2022	$13.17	0.22	1.04	1.26	(0.45)	(1.58)	(2.03)
Year Ended 1/31/2021	$12.38	0.18	1.36	1.54	(0.23)	(0.52)	(0.75)
Year Ended 1/31/2020	$11.74	0.26	1.32	1.58	(0.27)	(0.67)	(0.94)
Year Ended 1/31/2019	$13.60	0.24	(0.97)	(0.73)	(0.28)	(0.85)	(1.13)
Year Ended 1/31/2018	$12.09	0.23	2.26	2.49	(0.25)	(0.73)	(0.98)
Institutional 3 Class
Year Ended 1/31/2022	$12.80	0.23	1.01	1.24	(0.46)	(1.58)	(2.04)
Year Ended 1/31/2021	$12.06	0.18	1.31	1.49	(0.23)	(0.52)	(0.75)
Year Ended 1/31/2020	$11.45	0.26	1.30	1.56	(0.28)	(0.67)	(0.95)
Year Ended 1/31/2019	$13.30	0.22	(0.94)	(0.72)	(0.28)	(0.85)	(1.13)
Year Ended 1/31/2018	$11.84	0.31	2.13	2.44	(0.25)	(0.73)	(0.98)
Class R
Year Ended 1/31/2022	$13.03	0.15	1.03	1.18	(0.38)	(1.58)	(1.96)
Year Ended 1/31/2021	$12.26	0.12	1.33	1.45	(0.16)	(0.52)	(0.68)
Year Ended 1/31/2020	$11.63	0.18	1.33	1.51	(0.21)	(0.67)	(0.88)
Year Ended 1/31/2019	$13.48	0.17	(0.96)	(0.79)	(0.21)	(0.85)	(1.06)
Year Ended 1/31/2018	$11.99	0.15	2.24	2.39	(0.17)	(0.73)	(0.90)
The accompanying Notes to Financial Statements are an integral part of this statement.
60	Columbia Capital Allocation Portfolios | Annual Report 2022

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 1/31/2022	$12.27	9.12%	0.39%(c)	0.39%(c),(d)	1.41%	21%	$1,720,777
Year Ended 1/31/2021	$13.05	12.89%	0.50%(c)	0.50%(c),(d)	1.22%	76%	$1,690,945
Year Ended 1/31/2020	$12.28	13.51%	0.50%	0.50%(d)	1.77%	10%	$1,645,913
Year Ended 1/31/2019	$11.64	(5.48%)	0.49%	0.49%(d)	1.59%	18%	$1,603,992
Year Ended 1/31/2018	$13.50	20.88%	0.49%	0.49%(d)	1.35%	9%	$1,826,698
Advisor Class
Year Ended 1/31/2022	$12.42	9.45%	0.15%(c)	0.15%(c),(d)	1.63%	21%	$28,048
Year Ended 1/31/2021	$13.18	13.13%	0.24%(c)	0.24%(c),(d)	1.61%	76%	$8,672
Year Ended 1/31/2020	$12.40	13.75%	0.25%	0.25%(d)	1.80%	10%	$7,779
Year Ended 1/31/2019	$11.75	(5.19%)	0.24%	0.24%(d)	1.90%	18%	$14,622
Year Ended 1/31/2018	$13.61	21.09%	0.24%	0.24%(d)	1.86%	9%	$11,216
Class C
Year Ended 1/31/2022	$12.30	8.36%	1.14%(c)	1.14%(c),(d)	0.64%	21%	$102,579
Year Ended 1/31/2021	$13.07	12.05%	1.25%(c)	1.25%(c),(d)	0.46%	76%	$116,412
Year Ended 1/31/2020	$12.30	12.55%	1.25%	1.25%(d)	1.01%	10%	$148,134
Year Ended 1/31/2019	$11.67	(6.12%)	1.24%	1.24%(d)	0.77%	18%	$151,414
Year Ended 1/31/2018	$13.52	19.91%	1.24%	1.24%(d)	0.59%	9%	$215,268
Institutional Class
Year Ended 1/31/2022	$12.23	9.33%	0.14%(c)	0.14%(c),(d)	1.66%	21%	$106,896
Year Ended 1/31/2021	$13.02	13.21%	0.25%(c)	0.25%(c),(d)	1.48%	76%	$106,491
Year Ended 1/31/2020	$12.25	13.73%	0.25%	0.25%(d)	2.01%	10%	$107,497
Year Ended 1/31/2019	$11.62	(5.17%)	0.24%	0.24%(d)	1.83%	18%	$108,487
Year Ended 1/31/2018	$13.47	21.13%	0.24%	0.24%(d)	1.59%	9%	$136,761
Institutional 2 Class
Year Ended 1/31/2022	$12.40	9.41%	0.11%(c)	0.11%(c)	1.57%	21%	$8,174
Year Ended 1/31/2021	$13.17	13.28%	0.21%(c)	0.21%(c)	1.53%	76%	$11,176
Year Ended 1/31/2020	$12.38	13.72%	0.20%	0.20%	2.13%	10%	$9,890
Year Ended 1/31/2019	$11.74	(5.15%)	0.19%	0.19%	1.89%	18%	$7,961
Year Ended 1/31/2018	$13.60	21.18%	0.19%	0.19%	1.80%	9%	$8,881
Institutional 3 Class
Year Ended 1/31/2022	$12.00	9.50%	0.07%(c)	0.07%(c)	1.74%	21%	$78,836
Year Ended 1/31/2021	$12.80	13.27%	0.16%(c)	0.16%(c)	1.55%	76%	$14,407
Year Ended 1/31/2020	$12.06	13.87%	0.15%	0.15%	2.15%	10%	$13,771
Year Ended 1/31/2019	$11.45	(5.14%)	0.14%	0.14%	1.80%	18%	$11,447
Year Ended 1/31/2018	$13.30	21.26%	0.14%	0.14%	2.47%	9%	$20,776
Class R
Year Ended 1/31/2022	$12.25	8.85%	0.65%(c)	0.65%(c),(d)	1.09%	21%	$19,334
Year Ended 1/31/2021	$13.03	12.62%	0.75%(c)	0.75%(c),(d)	0.98%	76%	$5,315
Year Ended 1/31/2020	$12.26	13.15%	0.75%	0.75%(d)	1.46%	10%	$4,823
Year Ended 1/31/2019	$11.63	(5.66%)	0.74%	0.74%(d)	1.37%	18%	$4,957
Year Ended 1/31/2018	$13.48	20.51%	0.74%	0.74%(d)	1.14%	9%	$4,816
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2022	61

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class V
Year Ended 1/31/2022	$13.05	0.19	1.03	1.22	(0.42)	(1.58)	(2.00)
Year Ended 1/31/2021	$12.28	0.15	1.33	1.48	(0.19)	(0.52)	(0.71)
Year Ended 1/31/2020	$11.64	0.22	1.33	1.55	(0.24)	(0.67)	(0.91)
Year Ended 1/31/2019	$13.50	0.20	(0.97)	(0.77)	(0.24)	(0.85)	(1.09)
Year Ended 1/31/2018	$12.00	0.17	2.27	2.44	(0.21)	(0.73)	(0.94)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
62	Columbia Capital Allocation Portfolios | Annual Report 2022

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class V
Year Ended 1/31/2022	$12.27	9.12%	0.39%(c)	0.39%(c),(d)	1.41%	21%	$83,273
Year Ended 1/31/2021	$13.05	12.89%	0.50%(c)	0.50%(c),(d)	1.22%	76%	$84,036
Year Ended 1/31/2020	$12.28	13.51%	0.50%	0.50%(d)	1.78%	10%	$81,137
Year Ended 1/31/2019	$11.64	(5.48%)	0.49%	0.49%(d)	1.58%	18%	$79,629
Year Ended 1/31/2018	$13.50	20.88%	0.49%	0.49%(d)	1.35%	9%	$93,279
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2022	63

Financial Highlights
Columbia Capital Allocation Aggressive Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 1/31/2022	$13.49	0.18	1.49	1.67	(0.36)	(1.49)	(1.85)
Year Ended 1/31/2021	$12.58	0.15	1.56	1.71	(0.18)	(0.62)	(0.80)
Year Ended 1/31/2020	$11.90	0.19	1.45	1.64	(0.19)	(0.77)	(0.96)
Year Ended 1/31/2019	$14.10	0.17	(1.19)	(1.02)	(0.23)	(0.95)	(1.18)
Year Ended 1/31/2018	$12.11	0.14	2.85	2.99	(0.20)	(0.80)	(1.00)
Advisor Class
Year Ended 1/31/2022	$13.16	0.21	1.46	1.67	(0.40)	(1.49)	(1.89)
Year Ended 1/31/2021	$12.29	0.21	1.49	1.70	(0.21)	(0.62)	(0.83)
Year Ended 1/31/2020	$11.64	0.19	1.45	1.64	(0.22)	(0.77)	(0.99)
Year Ended 1/31/2019	$13.83	0.20	(1.18)	(0.98)	(0.26)	(0.95)	(1.21)
Year Ended 1/31/2018	$11.89	0.14	2.83	2.97	(0.23)	(0.80)	(1.03)
Class C
Year Ended 1/31/2022	$13.09	0.07	1.43	1.50	(0.25)	(1.49)	(1.74)
Year Ended 1/31/2021	$12.24	0.05	1.51	1.56	(0.09)	(0.62)	(0.71)
Year Ended 1/31/2020	$11.60	0.09	1.42	1.51	(0.10)	(0.77)	(0.87)
Year Ended 1/31/2019	$13.77	0.07	(1.16)	(1.09)	(0.13)	(0.95)	(1.08)
Year Ended 1/31/2018	$11.85	0.04	2.79	2.83	(0.11)	(0.80)	(0.91)
Institutional Class
Year Ended 1/31/2022	$13.42	0.22	1.48	1.70	(0.40)	(1.49)	(1.89)
Year Ended 1/31/2021	$12.52	0.20	1.53	1.73	(0.21)	(0.62)	(0.83)
Year Ended 1/31/2020	$11.84	0.22	1.45	1.67	(0.22)	(0.77)	(0.99)
Year Ended 1/31/2019	$14.04	0.15	(1.13)	(0.98)	(0.27)	(0.95)	(1.22)
Year Ended 1/31/2018	$12.06	0.22	2.79	3.01	(0.23)	(0.80)	(1.03)
Institutional 2 Class
Year Ended 1/31/2022	$13.15	0.21	1.46	1.67	(0.40)	(1.49)	(1.89)
Year Ended 1/31/2021	$12.29	0.18	1.51	1.69	(0.21)	(0.62)	(0.83)
Year Ended 1/31/2020	$11.64	0.23	1.41	1.64	(0.22)	(0.77)	(0.99)
Year Ended 1/31/2019	$13.82	0.20	(1.16)	(0.96)	(0.27)	(0.95)	(1.22)
Year Ended 1/31/2018	$11.88	0.19	2.79	2.98	(0.24)	(0.80)	(1.04)
Institutional 3 Class
Year Ended 1/31/2022	$13.14	0.21	1.46	1.67	(0.40)	(1.49)	(1.89)
Year Ended 1/31/2021	$12.28	0.17	1.53	1.70	(0.22)	(0.62)	(0.84)
Year Ended 1/31/2020	$11.63	0.23	1.42	1.65	(0.23)	(0.77)	(1.00)
Year Ended 1/31/2019	$13.82	0.22	(1.19)	(0.97)	(0.27)	(0.95)	(1.22)
Year Ended 1/31/2018	$11.88	0.18	2.80	2.98	(0.24)	(0.80)	(1.04)
The accompanying Notes to Financial Statements are an integral part of this statement.
64	Columbia Capital Allocation Portfolios | Annual Report 2022

Financial Highlights  (continued)
Columbia Capital Allocation Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 1/31/2022	$13.31	12.14%	0.39%(c)	0.39%(c),(d)	1.27%	14%	$1,264,033
Year Ended 1/31/2021	$13.49	14.61%	0.43%(c),(e)	0.43%(c),(d),(e)	1.22%	74%	$1,214,331
Year Ended 1/31/2020	$12.58	14.00%	0.47%	0.47%(d)	1.49%	12%	$623,971
Year Ended 1/31/2019	$11.90	(6.90%)	0.47%	0.47%(d)	1.30%	20%	$599,211
Year Ended 1/31/2018	$14.10	25.45%	0.49%	0.49%(d)	1.08%	13%	$670,783
Advisor Class
Year Ended 1/31/2022	$12.94	12.41%	0.14%(c)	0.14%(c),(d)	1.50%	14%	$13,041
Year Ended 1/31/2021	$13.16	14.90%	0.17%(c),(e)	0.17%(c),(d),(e)	1.68%	74%	$8,176
Year Ended 1/31/2020	$12.29	14.33%	0.22%	0.22%(d)	1.60%	12%	$1,611
Year Ended 1/31/2019	$11.64	(6.69%)	0.22%	0.22%(d)	1.58%	20%	$1,965
Year Ended 1/31/2018	$13.83	25.76%	0.23%	0.23%(d)	1.10%	13%	$1,662
Class C
Year Ended 1/31/2022	$12.85	11.22%	1.14%(c)	1.14%(c),(d)	0.49%	14%	$80,981
Year Ended 1/31/2021	$13.09	13.73%	1.18%(c),(e)	1.18%(c),(d),(e)	0.40%	74%	$90,213
Year Ended 1/31/2020	$12.24	13.21%	1.22%	1.22%(d)	0.75%	12%	$74,297
Year Ended 1/31/2019	$11.60	(7.64%)	1.22%	1.22%(d)	0.52%	20%	$70,524
Year Ended 1/31/2018	$13.77	24.61%	1.24%	1.24%(d)	0.34%	13%	$88,717
Institutional Class
Year Ended 1/31/2022	$13.23	12.40%	0.14%(c)	0.14%(c),(d)	1.54%	14%	$43,713
Year Ended 1/31/2021	$13.42	14.86%	0.17%(c),(e)	0.17%(c),(d),(e)	1.58%	74%	$38,843
Year Ended 1/31/2020	$12.52	14.34%	0.22%	0.22%(d)	1.76%	12%	$11,920
Year Ended 1/31/2019	$11.84	(6.65%)	0.22%	0.22%(d)	1.17%	20%	$10,382
Year Ended 1/31/2018	$14.04	25.73%	0.23%	0.23%(d)	1.67%	13%	$20,763
Institutional 2 Class
Year Ended 1/31/2022	$12.93	12.44%	0.12%(c)	0.12%(c)	1.45%	14%	$7,604
Year Ended 1/31/2021	$13.15	14.82%	0.16%(c),(e)	0.16%(c),(e)	1.48%	74%	$8,780
Year Ended 1/31/2020	$12.29	14.35%	0.20%	0.20%	1.92%	12%	$5,079
Year Ended 1/31/2019	$11.64	(6.60%)	0.20%	0.20%	1.56%	20%	$2,978
Year Ended 1/31/2018	$13.82	25.83%	0.20%	0.20%	1.44%	13%	$2,642
Institutional 3 Class
Year Ended 1/31/2022	$12.92	12.50%	0.08%(c)	0.08%(c)	1.51%	14%	$87,544
Year Ended 1/31/2021	$13.14	14.88%	0.13%(c),(e)	0.13%(c),(e)	1.41%	74%	$12,370
Year Ended 1/31/2020	$12.28	14.42%	0.15%	0.15%	1.86%	12%	$10,623
Year Ended 1/31/2019	$11.63	(6.62%)	0.15%	0.15%	1.75%	20%	$8,668
Year Ended 1/31/2018	$13.82	25.89%	0.14%	0.14%	1.40%	13%	$3,722
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2022	65

Financial Highlights  (continued)
Columbia Capital Allocation Aggressive Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Year Ended 1/31/2022	$13.35	0.13	1.48	1.61	(0.32)	(1.49)	(1.81)
Year Ended 1/31/2021	$12.47	0.08	1.57	1.65	(0.15)	(0.62)	(0.77)
Year Ended 1/31/2020	$11.80	0.15	1.45	1.60	(0.16)	(0.77)	(0.93)
Year Ended 1/31/2019	$13.99	0.14	(1.18)	(1.04)	(0.20)	(0.95)	(1.15)
Year Ended 1/31/2018	$12.02	0.11	2.83	2.94	(0.17)	(0.80)	(0.97)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
66	Columbia Capital Allocation Portfolios | Annual Report 2022

Financial Highlights  (continued)
Columbia Capital Allocation Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Year Ended 1/31/2022	$13.15	11.83%	0.65%(c)	0.65%(c),(d)	0.88%	14%	$12,737
Year Ended 1/31/2021	$13.35	14.23%	0.69%(c),(e)	0.69%(c),(d),(e)	0.70%	74%	$2,795
Year Ended 1/31/2020	$12.47	13.77%	0.72%	0.72%(d)	1.21%	12%	$2,927
Year Ended 1/31/2019	$11.80	(7.15%)	0.72%	0.72%(d)	1.09%	20%	$2,750
Year Ended 1/31/2018	$13.99	25.21%	0.73%	0.73%(d)	0.83%	13%	$2,671
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2022	67

Notes to Financial Statements
January 31, 2022
Note 1. Organization
Columbia Funds Series Trust and Columbia Funds Series Trust II (each, a Trust and collectively, the Trusts), are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. Columbia Funds Series Trust is organized as a Delaware statutory trust and Columbia Funds Series Trust II is organized as a Massachusetts business trust.
Information presented in these financial statements pertains to the following series of the Trusts (each, a Fund and collectively, the Funds): Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio, each a series of Columbia Funds Series Trust, and Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio, each a series of Columbia Funds Series Trust II. Each Fund is a diversified fund.
Each Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates, as well as third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds). Each Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies, operations and risks of the Underlying Funds, please refer to the Fund’s current prospectus as well as the prospectuses and shareholder reports of the Underlying Funds, which are available from the Securities and Exchange Commission’s website at www.sec.gov or on the Underlying Funds’ website at columbiathreadneedleus.com/investor/.
Fund shares
Each Trust may issue an unlimited number of shares (without par value) that can be allocated among the separate series as designated by the Board of Trustees.
Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Aggressive Portfolio offer each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trusts’ organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.
Class A and Class C shares are offered to the general public for investment. Effective April 1, 2021, Class C shares automatically convert to Class A shares after 8 years. Prior to April 1, 2021, Class C shares automatically converted to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available through authorized investment professionals, to omnibus retirement plans or to institutional and certain other investors as described in the Fund’s prospectus. Class V shares are available only to investors who received (and who continuously held) Class V shares in connection with previous fund reorganizations.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
68	Columbia Capital Allocation Portfolios | Annual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022
Security valuation
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
Certain Funds invest in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However,
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Notes to Financial Statements  (continued)
January 31, 2022
credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Each Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
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Notes to Financial Statements  (continued)
January 31, 2022
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to produce incremental earnings, to decrease the Fund’s exposure to equity market risk and to protect gains. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
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Notes to Financial Statements  (continued)
January 31, 2022
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
Certain Funds entered into credit default swap contracts to increase or decrease its credit exposure to an index and to increase or decrease its credit exposure to a specific debt security or a basket of debt securities, as a protection buyer to reduce overall credit exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Funds, including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; and the impact of derivative transactions over the period in the Statements of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
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Notes to Financial Statements  (continued)
January 31, 2022
Columbia Capital Allocation Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2022:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	74,866*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	30,869*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended January 31, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	101,318	101,318
Equity risk	287,914	39,647	(36,356)	—	291,205
Total	287,914	39,647	(36,356)	101,318	392,523

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(57,640)	(57,640)
Equity risk	(123,374)	—	(123,374)
Total	(123,374)	(57,640)	(181,014)
The following table is a summary of the average outstanding volume by derivative instrument for the year ended January 31, 2022:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	3,123,697*
Futures contracts — short	112,332*
Credit default swap contracts — sell protection	298,839**

Derivative instrument	Average value ($)**
Options contracts — purchased	4,801
Options contracts — written	(1,324)

*	Based on the ending quarterly outstanding amounts for the year ended January 31, 2022.
**	Based on the ending daily outstanding amounts for the year ended January 31, 2022.
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Notes to Financial Statements  (continued)
January 31, 2022
Columbia Capital Allocation Moderate Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2022:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	174,162*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	68,895*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended January 31, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	236,965	236,965
Equity risk	684,319	109,028	(105,034)	—	688,313
Interest rate risk	(292,389)	—	—	—	(292,389)
Total	391,930	109,028	(105,034)	236,965	632,889

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(133,149)	(133,149)
Equity risk	(410,062)	—	(410,062)
Interest rate risk	214,226	—	214,226
Total	(195,836)	(133,149)	(328,985)
The following table is a summary of the average outstanding volume by derivative instrument for the year ended January 31, 2022:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	9,695,020*
Futures contracts — short	224,663*
Credit default swap contracts — sell protection	716,689**

Derivative instrument	Average value ($)**
Options contracts — purchased	13,340
Options contracts — written	(3,641)

*	Based on the ending quarterly outstanding amounts for the year ended January 31, 2022.
**	Based on the ending daily outstanding amounts for the year ended January 31, 2022.
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Notes to Financial Statements  (continued)
January 31, 2022
Columbia Capital Allocation Moderate Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2022:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	477,531*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	486,808*
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	668,981*
Total		1,155,789

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended January 31, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	833,943	833,943
Equity risk	(1,248,013)	386,554	(379,745)	—	(1,241,204)
Interest rate risk	(2,872,148)	—	—	—	(2,872,148)
Total	(4,120,161)	386,554	(379,745)	833,943	(3,279,409)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(606,993)	(606,993)
Equity risk	(116,035)	—	(116,035)
Interest rate risk	240,882	—	240,882
Total	124,847	(606,993)	(482,146)
The following table is a summary of the average outstanding volume by derivative instrument for the year ended January 31, 2022:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	85,071,190*
Futures contracts — short	5,697,839*
Credit default swap contracts — sell protection	1,042,185**

Derivative instrument	Average value ($)**
Options contracts — purchased	47,495
Options contracts — written	(12,909)

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Notes to Financial Statements  (continued)
January 31, 2022
*	Based on the ending quarterly outstanding amounts for the year ended January 31, 2022.
**	Based on the ending daily outstanding amounts for the year ended January 31, 2022.
Columbia Capital Allocation Moderate Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2022:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	470,239*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	854,780*
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	952,982*
Total		1,807,762

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended January 31, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	1,820,372	1,820,372
Equity risk	1,143,109	634,344	(628,875)	—	1,148,578
Interest rate risk	(3,223,275)	—	—	—	(3,223,275)
Total	(2,080,166)	634,344	(628,875)	1,820,372	(254,325)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(1,322,415)	(1,322,415)
Equity risk	(1,896,943)	—	(1,896,943)
Interest rate risk	254,354	—	254,354
Total	(1,642,589)	(1,322,415)	(2,965,004)
The following table is a summary of the average outstanding volume by derivative instrument for the year ended January 31, 2022:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	137,740,564*
Futures contracts — short	9,728,517*
Credit default swap contracts — sell protection	2,302,283**

76	Columbia Capital Allocation Portfolios | Annual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022
Derivative instrument	Average value ($)**
Options contracts — purchased	78,094
Options contracts — written	(21,184)

*	Based on the ending quarterly outstanding amounts for the year ended January 31, 2022.
**	Based on the ending daily outstanding amounts for the year ended January 31, 2022.
Columbia Capital Allocation Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2022:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	584,332*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,977,801*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended January 31, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	1,252,581	1,252,581
Equity risk	12,261,876	465,846	(459,198)	—	12,268,524
Total	12,261,876	465,846	(459,198)	1,252,581	13,521,105

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(947,794)	(947,794)
Equity risk	(3,527,713)	—	(3,527,713)
Total	(3,527,713)	(947,794)	(4,475,507)
The following table is a summary of the average outstanding volume by derivative instrument for the year ended January 31, 2022:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	110,216,008*
Futures contracts — short	5,271,639**
Credit default swap contracts — sell protection	1,179,417**

Columbia Capital Allocation Portfolios | Annual Report 2022	77

Notes to Financial Statements  (continued)
January 31, 2022
Derivative instrument	Average value ($)**
Options contracts — purchased	57,279
Options contracts — written	(15,557)

*	Based on the ending quarterly outstanding amounts for the year ended January 31, 2022.
**	Based on the ending daily outstanding amounts for the year ended January 31, 2022.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are recorded on the ex-dividend date.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trusts are allocated to the Funds and other funds of the Trusts based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their ordinary income, capital gain net income and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
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Notes to Financial Statements  (continued)
January 31, 2022
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid quarterly for Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio. Distributions from net investment income, if any, are declared and paid semi-annually for Columbia Capital Allocation Aggressive Portfolio. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trusts’ organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trusts or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Funds have entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in Columbia proprietary funds (excluding any underlying funds that do not pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager), (ii) 0.12% on assets invested in non-exchange-traded third-party advised mutual funds and (iii) 0.57% on assets invested in all other securities, including other funds advised by the Investment Manager that do not pay a management services fee (or investment advisory services fee, as applicable), exchange-traded funds, derivatives and individual securities.
The effective management services fee rates, based on each Fund’s average daily net assets for the year ended January 31, 2022 were as follows:
Effective management services fee rate (%)
Columbia Capital Allocation Conservative Portfolio	0.07
Columbia Capital Allocation Moderate Conservative Portfolio	0.04
Columbia Capital Allocation Moderate Portfolio	0.04
Columbia Capital Allocation Moderate Aggressive Portfolio	0.04
Columbia Capital Allocation Aggressive Portfolio	0.04
In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which the Funds invest. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Columbia Capital Allocation Portfolios | Annual Report 2022	79

Notes to Financial Statements  (continued)
January 31, 2022
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended January 31, 2022, the Funds’ effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)	Class V (%)
Columbia Capital Allocation Conservative Portfolio	0.08	0.08	0.08	0.08	0.07	0.02	0.08	—
Columbia Capital Allocation Moderate Conservative Portfolio	0.08	0.08	0.08	0.08	0.06	0.02	0.08	—
Columbia Capital Allocation Moderate Portfolio	0.07	0.07	0.07	0.07	0.06	0.02	0.07	—
Columbia Capital Allocation Moderate Aggressive Portfolio	0.09	0.09	0.09	0.09	0.06	0.01	0.09	0.09
Columbia Capital Allocation Aggressive Portfolio	0.08	0.08	0.08	0.08	0.06	0.01	0.08	—
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Funds and recorded as part of expense reductions in the Statement of Operations.
80	Columbia Capital Allocation Portfolios | Annual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022
For the year ended January 31, 2022, these minimum account balance fees reduced total expenses as follows:
Fund	Amount ($)
Columbia Capital Allocation Conservative Portfolio	20
Columbia Capital Allocation Moderate Conservative Portfolio	60
Columbia Capital Allocation Moderate Portfolio	60
Columbia Capital Allocation Moderate Aggressive Portfolio	5,541
Columbia Capital Allocation Aggressive Portfolio	340
Distribution and service fees
The Funds have entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Funds and providing services to investors.
Under the Plans, each Fund pays a monthly fee to the Distributor at the annual rates of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, up to 1.00% of each Fund’s average daily net assets attributable to Class C shares and up to 0.50% of each Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services for Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio).
For Class C shares of the Funds, of 1.00% fee, up to 0.75% is reimbursed for distribution expenses.
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) for each Fund was approximately as follows:
Fund	Class C ($)
Columbia Capital Allocation Conservative Portfolio	336,000
Columbia Capital Allocation Moderate Portfolio	1,588,000
Columbia Capital Allocation Aggressive Portfolio	2,004,000
These amounts are based on the most recent information available as of December 31, 2021, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.
Shareholder services fees
Columbia Capital Allocation Moderate Aggressive Portfolio has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.25% for shareholder services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund’s average daily net assets attributable to Class V shares.
Columbia Capital Allocation Portfolios | Annual Report 2022	81

Notes to Financial Statements  (continued)
January 31, 2022
Sales charges (unaudited)
Sales charges, including front-end and CDSCs, received by the Distributor for distributing each Fund’s shares for the year ended January 31, 2022, if any, are as follows:
	Front End (%)			CDSC (%)			Amount ($)
Fund	Class A	Class C	Class V	Class A	Class C	Class V	Class A	Class C	Class V
Columbia Capital Allocation Conservative Portfolio	4.75	—	N/A	0.50 - 1.00(a)	1.00(b)	N/A	137,700	1,320	N/A
Columbia Capital Allocation Moderate Conservative Portfolio	5.75	—	N/A	0.50 - 1.00(a)	1.00(b)	N/A	226,514	3,685	N/A
Columbia Capital Allocation Moderate Portfolio	5.75	—	N/A	0.50 - 1.00(a)	1.00(b)	N/A	1,114,797	11,837	N/A
Columbia Capital Allocation Moderate Aggressive Portfolio	5.75	—	5.75	0.50 - 1.00(a)	1.00(b)	0.50 - 1.00(a)	1,183,877	10,302	265
Columbia Capital Allocation Aggressive Portfolio	5.75	—	N/A	0.50 - 1.00(a)	1.00(b)	N/A	1,037,168	10,132	N/A

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below as well as any reorganization costs allocated to Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Aggressive Portfolio) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	June 1, 2021 through May 31, 2024
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)	Class V (%)
Columbia Capital Allocation Conservative Portfolio	0.54	0.29	1.29	0.29	0.28	0.23	0.79	N/A
Columbia Capital Allocation Moderate Portfolio	0.54	0.29	1.29	0.29	0.28	0.24	0.79	N/A
Columbia Capital Allocation Moderate Aggressive Portfolio	0.51	0.26	1.26	0.26	0.23	0.18	0.76	0.51
Columbia Capital Allocation Aggressive Portfolio	0.51	0.26	1.26	0.26	0.24	0.19	0.76	N/A

	June 1, 2021 through May 31, 2022
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)	Class V (%)
Columbia Capital Allocation Moderate Conservative Portfolio	0.54	0.29	1.29	0.29	0.27	0.23	0.79	N/A

	Prior to June 1, 2021
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)	Class V (%)
Columbia Capital Allocation Conservative Portfolio	0.54	0.29	1.29	0.29	0.27	0.22	0.79	N/A
Columbia Capital Allocation Moderate Conservative Portfolio	0.54	0.29	1.29	0.29	0.27	0.23	0.79	N/A
Columbia Capital Allocation Moderate Portfolio	0.47	0.22	1.22	0.22	0.21	0.17	0.72	N/A
Columbia Capital Allocation Moderate Aggressive Portfolio	0.51	0.26	1.26	0.26	0.22	0.17	0.76	0.51
Columbia Capital Allocation Aggressive Portfolio	0.51	0.26	1.26	0.26	0.24	0.20	0.76	N/A
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated
82	Columbia Capital Allocation Portfolios | Annual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022
pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. Each Fund’s management services fee is also excluded from the waiver/reimbursement commitment and is therefore paid by the Funds. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Reorganization (see Fund reorganization note) costs were allocated to Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Aggressive Portfolio to the extent they are expected to be offset by the anticipated reduction in expenses borne by Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Aggressive Portfolio’s shareholder during the first year following the reorganization.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2022, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, trustees’ deferred compensation, derivative investments, post-October capital losses, distribution reclassifications, re-characterization of distributions for investments and foreign currency transactions. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Fund	Undistributed net investment income ($)	Accumulated net realized gain (loss) ($)	Paid in capital increase ($)
Columbia Capital Allocation Conservative Portfolio	1,431,828	(1,432,364)	536
Columbia Capital Allocation Moderate Conservative Portfolio	5,102,174	(5,102,174)	—
Columbia Capital Allocation Moderate Portfolio	20,474,251	(20,476,563)	2,312
Columbia Capital Allocation Moderate Aggressive Portfolio	34,700,144	(34,708,060)	7,916
Columbia Capital Allocation Aggressive Portfolio	17,552,276	(17,553,302)	1,026
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by these reclassifications.
The tax character of distributions paid during the years indicated was as follows:
	Year Ended January 31, 2022			Year Ended January 31, 2021
Fund	Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
Columbia Capital Allocation Conservative Portfolio	5,995,039	9,973,644	15,968,683	5,063,628	2,757,689	7,821,317
Columbia Capital Allocation Moderate Conservative Portfolio	15,986,583	30,976,412	46,962,995	11,251,291	14,790,868	26,042,159
Columbia Capital Allocation Moderate Portfolio	58,767,815	131,789,383	190,557,198	35,507,779	42,018,582	77,526,361
Columbia Capital Allocation Moderate Aggressive Portfolio	84,935,708	222,188,660	307,124,368	32,580,398	78,761,448	111,341,846
Columbia Capital Allocation Aggressive Portfolio	57,094,292	126,187,435	183,281,727	18,733,110	36,160,425	54,893,535
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
Columbia Capital Allocation Portfolios | Annual Report 2022	83

Notes to Financial Statements  (continued)
January 31, 2022
At January 31, 2022, the components of distributable earnings on a tax basis were as follows:
Fund	Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation (depreciation) ($)
Columbia Capital Allocation Conservative Portfolio	204,997	5,170,980	—	(1,601,689)
Columbia Capital Allocation Moderate Conservative Portfolio	334,026	15,593,856	—	5,322,585
Columbia Capital Allocation Moderate Portfolio	2,874,420	45,578,987	—	52,024,528
Columbia Capital Allocation Moderate Aggressive Portfolio	1,606,831	75,748,402	—	125,725,841
Columbia Capital Allocation Aggressive Portfolio	904,527	67,841,660	—	160,614,762
At January 31, 2022, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Fund	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation (depreciation) ($)
Columbia Capital Allocation Conservative Portfolio	251,244,489	4,978,620	(6,580,309)	(1,601,689)
Columbia Capital Allocation Moderate Conservative Portfolio	493,278,651	17,604,366	(12,281,781)	5,322,585
Columbia Capital Allocation Moderate Portfolio	1,468,602,352	88,400,159	(36,375,631)	52,024,528
Columbia Capital Allocation Moderate Aggressive Portfolio	2,015,314,608	159,836,696	(34,110,855)	125,725,841
Columbia Capital Allocation Aggressive Portfolio	1,339,620,451	173,441,510	(12,826,748)	160,614,762
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of January 31, 2022, the Funds will elect to treat the following late-year ordinary losses and post-October capital losses as arising on February 1, 2022.
Fund	Late year ordinary losses ($)	Post-October capital losses ($)
Columbia Capital Allocation Aggressive Portfolio	—	1,034,861
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
For the year ended January 31, 2022, the cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, for each Fund aggregated to:
	Purchases ($)	Proceeds from sales ($)
Columbia Capital Allocation Conservative Portfolio	35,909,924	46,363,838
Columbia Capital Allocation Moderate Conservative Portfolio	89,432,840	101,512,648
Columbia Capital Allocation Moderate Portfolio	346,802,200	326,767,036
Columbia Capital Allocation Moderate Aggressive Portfolio	443,651,254	441,535,889
Columbia Capital Allocation Aggressive Portfolio	196,079,652	238,921,819
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
84	Columbia Capital Allocation Portfolios | Annual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022
Transactions to realign the portfolio for each of the Funds below following the reorganizations as described in Note 10, Note 11, Note 12 and Note 13, respectively, are excluded for purposes of calculating the Fund’s portfolio turnover rate. These realignment transactions aggregated to:
	Purchases ($)	Proceeds from sales ($)
Columbia Capital Allocation Conservative Portfolio	1,625,000	178,860
Columbia Capital Allocation Moderate Portfolio	3,771,000	—
Columbia Capital Allocation Moderate Aggressive Portfolio	10,660,000	—
Columbia Capital Allocation Aggressive Portfolio	21,901,000	1,847,582
Note 6. Affiliated money market fund
Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated funds (the Affiliated MMF). The income earned by the Funds from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, each Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Funds did not borrow or lend money under the Interfund Program during the year ended January 31, 2022.
Note 8. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
No Fund had borrowings during the year ended January 31, 2022.
Columbia Capital Allocation Portfolios | Annual Report 2022	85

Notes to Financial Statements  (continued)
January 31, 2022
Note 9. Significant risks
Derivatives risk
Columbia Capital Allocation Conservative Fund and Columbia Capital Allocation Aggressive Fund may be more susceptible to derivatives risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Funds. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Funds. Derivatives will typically increase the Funds’ exposure to principal risks to which it is otherwise exposed, and may expose the Funds to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Market risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have a severe adverse impact on regional and/or global securities and commodities markets, including markets for oil and natural gas. These and other related events could have a negative impact on Fund performance and the value of an investment in the Fund.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the Funds’ ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.
86	Columbia Capital Allocation Portfolios | Annual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022
Shareholder concentration risk
At January 31, 2022, certain shareholder accounts owned more than 10% of the outstanding shares of one or more of the Funds. For unaffiliated shareholder accounts, the Funds have no knowledge about whether any portion of those shares were owned beneficially. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
The number of accounts and aggregate percentages of shares outstanding held therein were as follows:
Fund	Number of unaffiliated accounts	Percentage of shares outstanding held — unaffiliated (%)	Percentage of shares outstanding held — affiliated (%)
Columbia Capital Allocation Conservative Portfolio	—	—	70.9
Columbia Capital Allocation Moderate Conservative Portfolio	—	—	78.1
Columbia Capital Allocation Moderate Portfolio	—	—	83.7
Columbia Capital Allocation Moderate Aggressive Portfolio	1	11.3	54.6
Columbia Capital Allocation Aggressive Portfolio	—	—	68.7
Note 10. Fund reorganization for Columbia Capital Allocation Conservative Portfolio
At the close of business on January 21, 2022, Columbia Capital Allocation Conservative Portfolio (the Fund) acquired the assets and assumed the identified liabilities of BMO Conservative Allocation Fund (the Acquired Fund), a series of BMO Funds Inc. The reorganization was completed after shareholders of the Acquired Fund approved a plan of reorganization at a shareholder meeting held on January 7, 2022. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies.
The aggregate net assets of the Fund immediately before the reorganization were $237,584,034 and the combined net assets immediately after the reorganization were $249,768,546.
The reorganization was accomplished by a tax-free exchange of 2,256,032 shares of the Acquired Fund valued at $12,184,512 (including $(213,746) of unrealized appreciation/(depreciation)).
In exchange for the Acquired Fund’s shares, the Fund issued the following number of shares:
Shares
Class A	297,235
Advisor Class	179,665
Institutional 3 Class	685,929
Class R	54,299
For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the Acquired Fund’s cost of investments was carried forward.
The Fund’s financial statements reflect both the operations of the Fund for the period prior to the reorganization and the combined Fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the combined Fund’s Statement of Operations since the reorganization was completed.
Columbia Capital Allocation Portfolios | Annual Report 2022	87

Notes to Financial Statements  (continued)
January 31, 2022
Assuming the reorganization had been completed on February 1, 2021, the Fund’s pro-forma results of operations for the year ended year ended January 31, 2022 would have been approximately:
($)
Net investment income	3,813,000
Net realized gain	17,940,000
Net change in unrealized appreciation/(depreciation)	(16,821,000)
Net increase in net assets from operations	4,932,000
Note 11. Fund reorganization for Columbia Capital Allocation Moderate Portfolio
At the close of business on January 21, 2022, Columbia Capital Allocation Moderate Portfolio (the Fund) acquired the assets and assumed the identified liabilities of BMO Moderate Allocation Fund (the Acquired Fund), a series of BMO Funds Inc. The reorganization was completed after shareholders of the Acquired Fund approved a plan of reorganization at a shareholder meeting held on January 7, 2022. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies.
The aggregate net assets of the Fund immediately before the reorganization were $1,473,509,268 and the combined net assets immediately after the reorganization were $1,507,732,719.
The reorganization was accomplished by a tax-free exchange of 5,295,200 shares of the Acquired Fund valued at $34,223,451 (including $(1,202,664) of unrealized appreciation/(depreciation)).
In exchange for the Acquired Fund’s shares, the Fund issued the following number of shares:
Shares
Class A	200,663
Advisor Class	342,989
Institutional 3 Class	2,248,744
Class R	339,108
For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the Acquired Fund’s cost of investments was carried forward.
The Fund’s financial statements reflect both the operations of the Fund for the period prior to the reorganization and the combined Fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the combined Fund’s Statement of Operations since the reorganization was completed.
Assuming the reorganization had been completed on February 1, 2021, the Fund’s pro-forma results of operations for the year ended year ended January 31, 2022 would have been approximately:
($)
Net investment income	25,417,000
Net realized gain	135,120,000
Net change in unrealized appreciation/(depreciation)	(59,403,000)
Net increase in net assets from operations	101,134,000
Note 12. Fund reorganization for Columbia Capital Allocation Moderate Aggressive Portfolio
At the close of business on January 21, 2022, Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) acquired the assets and assumed the identified liabilities of BMO Balanced Allocation Fund (the Acquired Fund), a series of BMO Funds Inc. The reorganization was completed after shareholders of the Acquired Fund approved a plan of reorganization at a shareholder meeting held on January 7, 2022. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies.
88	Columbia Capital Allocation Portfolios | Annual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022
The aggregate net assets of the Fund immediately before the reorganization were $2,010,526,719 and the combined net assets immediately after the reorganization were $2,131,190,850.
The reorganization was accomplished by a tax-free exchange of 27,416,245 shares of the Acquired Fund valued at $120,664,131 (including $(5,348,639) of unrealized appreciation/(depreciation)).
In exchange for the Acquired Fund’s shares, the Fund issued the following number of shares:
Shares
Class A	2,554,159
Advisor Class	1,491,362
Institutional 3 Class	4,770,984
Class R	1,222,717
For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the Acquired Fund’s cost of investments was carried forward.
The Fund’s financial statements reflect both the operations of the Fund for the period prior to the reorganization and the combined Fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the combined Fund’s Statement of Operations since the reorganization was completed.
Assuming the reorganization had been completed on February 1, 2021, the Fund’s pro-forma results of operations for the year ended year ended January 31, 2022 would have been approximately:
($)
Net investment income	33,837,000
Net realized gain	286,454,000
Net change in unrealized appreciation/(depreciation)	(110,848,000)
Net increase in net assets from operations	209,443,000
Note 13. Fund reorganization for Columbia Capital Allocation Aggressive Portfolio
At the close of business on January 21, 2022, Columbia Capital Allocation Aggressive Portfolio (the Fund) acquired the assets and assumed the identified liabilities of BMO Aggressive Allocation Fund and BMO Growth Allocation Fund (the Acquired Funds), each a series of BMO Funds Inc. The reorganization was completed after shareholders of the Acquired Funds approved a plan of reorganization at a shareholder meeting held on January 7, 2022. The purpose of the transaction was to combine three funds with comparable investment objectives and strategies.
The aggregate net assets of the Fund immediately before the reorganization on January 21, 2022 were $1,390,181,342 and the combined net assets immediately after the reorganization were $1,509,879,502.
The reorganization was accomplished by a tax-free exchange of 22,947,813 shares of BMO Aggressive Allocation Fund (Acquired Fund) valued at $76,945,046 (including $(2,977,811) of unrealized appreciation/(depreciation)) and 12,547,280 shares of BMO Growth Allocation Fund (Acquired Fund) valued at $42,753,114 (including $(1,720,173) of unrealized appreciation/(depreciation)).
In exchange for the Acquired Funds’ shares, the Fund issued the following number of shares:
Shares
Class A	1,313,971
Advisor Class	356,035
Institutional 3 Class	5,670,835
Class R	1,993,210
Columbia Capital Allocation Portfolios | Annual Report 2022	89

Notes to Financial Statements  (continued)
January 31, 2022
For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the Acquired Funds’ cost of investments was carried forward.
The Fund’s financial statements reflect both the operations of the Fund for the period prior to the reorganization and the combined Fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the combined Fund’s Statement of Operations since the reorganization was completed.
Assuming the reorganization had been completed on February 1, 2021, the Fund’s pro-forma results of operations for the year ended January 31, 2022 would have been approximately:
($)
Net investment income	22,410,000
Net realized gain	290,112,000
Net change in unrealized appreciation/(depreciation)	(102,057,000)
Net increase in net assets from operations	210,465,000
Note 14. Fund reorganization for Columbia Capital Allocation Aggressive Portfolio
At the close of business on July 10, 2020, Columbia Capital Allocation Aggressive Portfolio (the Fund) acquired the assets and assumed the identified liabilities of Columbia Global Strategic Equity Fund (the Acquired Fund), a series of Columbia Funds Series Trust. The reorganization was completed after the Board of Trustees of the Acquired Fund approved a plan of reorganization at a meeting held in February 2020. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.
The aggregate net assets of the Fund immediately before the reorganization were $686,911,997 and the combined net assets immediately after the reorganization were $1,271,442,897.
The reorganization was accomplished by a tax-free exchange of 44,911,934 shares of the Acquired Fund valued at $584,530,901 (including $27,785,496 of unrealized appreciation/(depreciation)).
In exchange for the Acquired Fund’s shares, the Fund issued the following number of shares:
Shares
Class A	44,359,371
Advisor Class	551,378
Class C	2,441,471
Institutional Class	2,235,823
Institutional 2 Class	152,038
Institutional 3 Class	20,038
Class R	48,363
For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the Acquired Fund’s cost of investments was carried forward.
The Fund’s financial statements reflect both the operations of the Fund for the period prior to the reorganization and the combined Fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the combined Fund’s Statement of Operations since the reorganization was completed.
90	Columbia Capital Allocation Portfolios | Annual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022
Assuming the reorganization had been completed on February 1, 2020, the Fund’s pro-forma results of operations for the year ended January 31, 2021 would have been approximately:
($)
Net investment income	12,706,000
Net realized gain	153,569,000
Net change in unrealized appreciation/(depreciation)	14,982,000
Net increase in net assets from operations	181,257,000
Note 15. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 16. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Funds.
Columbia Capital Allocation Portfolios | Annual Report 2022	91

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust and Columbia Funds Series Trust II and Shareholders of Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio (two of the funds constituting Columbia Funds Series Trust) and Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio (three of the funds constituting Columbia Funds Series Trust II) (hereafter collectively referred to as the "Funds") as of January 31, 2022, the related statements of operations for the year ended January 31, 2022, the statements of changes in net assets for each of the two years in the period ended January 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of January 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended January 31, 2022 and each of the financial highlights for each of the five years in the period ended January 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2022 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
March 24, 2022
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.
92	Columbia Capital Allocation Portfolios | Annual Report 2022

Federal Income Tax Information
(Unaudited)
The Funds hereby designate the following tax attributes for the fiscal year ended January 31, 2022. Shareholders will be notified in early 2023 of the amounts for use in preparing 2022 income tax returns.
	Qualified dividend income	Dividends received deduction	Section 199A dividends	Capital gain dividend	Foreign taxes paid to foreign countries	Foreign taxes paid per share to foreign countries	Foreign source income	Foreign source income per share
Columbia Capital Allocation Conservative Portfolio	14.92%	9.06%	0.15%	$9,535,512	$39,042	$0.0016	$467,859	$0.02
Columbia Capital Allocation Moderate Conservative Portfolio	20.75%	12.45%	0.20%	$30,198,125	$144,393	$0.0031	$1,576,950	$0.03
Columbia Capital Allocation Moderate Portfolio	22.22%	13.87%	0.14%	$92,985,541	$580,753	$0.0042	$5,868,658	$0.04
Columbia Capital Allocation Moderate Aggressive Portfolio	26.34%	17.40%	0.17%	$162,044,906	$934,099	$0.0053	$7,603,850	$0.04
Columbia Capital Allocation Aggressive Portfolio	31.04%	20.61%	0.20%	$128,146,066	$791,486	$0.0069	$6,335,783	$0.06
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Section 199A dividends. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents Section 199A dividends potentially eligible for a 20% deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
Foreign taxes. The Fund makes the election to pass through to shareholders the foreign taxes paid. Eligible shareholders may claim a foreign tax credit. These taxes, and the corresponding foreign source income, are provided in the table above.
Columbia Capital Allocation Portfolios | Annual Report 2022	93

TRUSTEES AND OFFICERS
The Board oversees the Funds’ operations and appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the Funds’ Trustees as of the printing of this report, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. The year set forth beneath Length of Service in the table below is the year in which the Trustee was first appointed or elected as Trustee to any Fund currently in the Columbia Funds Complex or a predecessor thereof. Under current Board policy, each Trustee generally serves until December 31 of the year such Trustee turns seventy-five (75).
Independent trustees
Name, address, year of birth	Position held with the Columbia Funds and length of service	Principal occupation(s) during past five years and other relevant professional experience	Number of Funds in the Columbia Funds Complex* overseen	Other directorships held by Trustee during the past five years
George S. Batejan c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1953	Trustee since 2017	Executive Vice President, Global Head of Technology and Operations, Janus Capital Group, Inc., 2010-2016	176	Former Chairman of the Board, NICSA (National Investment Company Services Association) (Executive Committee, Nominating Committee and Governance Committee), 2014-2016; former Director, Intech Investment Management, 2011-2016; former Board Member, Metro Denver Chamber of Commerce, 2015-2016; former Advisory Board Member, University of Colorado Business School, 2015-2018
Kathleen Blatz c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1954	Trustee since 2006	Attorney, specializing in arbitration and mediation; Chief Justice, Minnesota Supreme Court, 1998-2006; Associate Justice, Minnesota Supreme Court, 1996-1998; Fourth Judicial District Court Judge, Hennepin County, 1994-1996; Attorney in private practice and public service, 1984-1993; State Representative, Minnesota House of Representatives, 1979-1993, which included service on the Tax and Financial Institutions and Insurance Committees; Member and Interim Chair, Minnesota Sports Facilities Authority, January 2017-July 2017; Interim President and Chief Executive Officer, Blue Cross and Blue Shield of Minnesota (health care insurance), February-July 2018, April-October 2021	176	Former Trustee, Blue Cross and Blue Shield of Minnesota, 2009-2021 (Chair of the Business Development Committee, 2014-2017; Chair of the Governance Committee, 2017-2019); former Member and Chair of the Board, Minnesota Sports Facilities Authority, January 2017-July 2017; former Director, Robina Foundation, 2009-2020 (Chair, 2014-2020); Director, Schulze Family Foundation, since 2021
Pamela G. Carlton c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1954	Trustee since 2007	President, Springboard — Partners in Cross Cultural Leadership (consulting company) since 2003; Managing Director of US Equity Research, JP Morgan Chase, 1999-2003; Director of US Equity Research, Chase Asset Management, 1996-1999; Co-Director Latin America Research, 1993-1996, COO Global Research, 1992-1996, Co-Director of US Research, 1991-1992, Investment Banker, Morgan Stanley, 1982-1991, Morgan Stanley; Attorney, Cleary Gottlieb Steen & Hamilton LLP, 1980-1982	176	Trustee, New York Presbyterian Hospital Board (Executive Committee and Chair of People Committee) since 1996; Director, DR Bank (Audit Committee) since 2017; Director, Evercore Inc. (Audit Committee) since 2019; Director, Apollo Commercial Real Estate Finance, Inc. since 2021; the Governing Council of the Independent Directors Council (IDC), since 2021
94	Columbia Capital Allocation Portfolios | Annual Report 2022

TRUSTEES AND OFFICERS  (continued)
Independent trustees  (continued)
Name, address, year of birth	Position held with the Columbia Funds and length of service	Principal occupation(s) during past five years and other relevant professional experience	Number of Funds in the Columbia Funds Complex* overseen	Other directorships held by Trustee during the past five years
Janet Langford Carrig c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1957	Trustee since 1996	Senior Vice President, General Counsel and Corporate Secretary, ConocoPhillips (independent energy company), September 2007-October 2018	174	Director, EQT Corporation (natural gas producer) since 2019; Director, Whiting Petroleum Corporation (independent oil and gas company) since 2020
J. Kevin Connaughton c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1964	Trustee since 2020	Member, FINRA National Adjudicatory Council since January 2020; Adjunct Professor of Finance, Bentley University since January 2018; Consultant to Independent Trustees of CFVIT and CFST I from March 2016 to June 2020 with respect to CFVIT and to December 2020 with respect to CFST I; Managing Director and General Manager of Mutual Fund Products, Columbia Management Investment Advisers, LLC, May 2010-February 2015; President, Columbia Funds, 2008-2015; and senior officer of Columbia Funds and affiliated funds, 2003-2015	174	Former Director, The Autism Project, March 2015-December 2021; former Member of the Investment Committee, St. Michael’s College, November 2015-February 2020; former Trustee, St. Michael’s College, June 2017-September 2019; former Trustee, New Century Portfolios, January 2015-December 2017
Olive M. Darragh c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1962	Trustee since 2020	Managing Director of Darragh Inc. (strategy and talent management consulting firm) since 2010; Founder and CEO, Zolio, Inc. (investment management talent identification platform) since 2004; Consultant to Independent Trustees of CFVIT and CFST I from June 2019 to June 2020 with respect to CFVIT and to December 2020 with respect to CFST I; Partner, Tudor Investments, 2004-2010; Senior Partner, McKinsey & Company (consulting), 1990-2004; Touche Ross CPA, 1985-1988	174	Former Director, University of Edinburgh Business School (Member of US Board); former Director, Boston Public Library Foundation
Patricia M. Flynn c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1950	Trustee since 2004	Trustee Professor of Economics and Management, Bentley University since 1976 (also teaches and conducts research on corporate governance); Dean, McCallum Graduate School of Business, Bentley University, 1992-2002	176	Trustee, MA Taxpayers Foundation since 1997; Board of Governors, Innovation Institute, MA Technology Collaborative, 2010-2020; former Board of Directors, The MA Business Roundtable, 2003-2019
Brian J. Gallagher c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1954	Trustee since 2017	Retired; Partner with Deloitte & Touche LLP and its predecessors, 1977-2016	176	Trustee, Catholic Schools Foundation since 2004
Columbia Capital Allocation Portfolios | Annual Report 2022	95

TRUSTEES AND OFFICERS  (continued)
Independent trustees  (continued)
Name, address, year of birth	Position held with the Columbia Funds and length of service	Principal occupation(s) during past five years and other relevant professional experience	Number of Funds in the Columbia Funds Complex* overseen	Other directorships held by Trustee during the past five years
Douglas A. Hacker c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1955	Co-Chair since 2021; Chair of CFST I and CFVIT since 2014; Trustee of CFST I and CFVIT since 1996 and CFST, CFST II, CFVST II, CET I and CET II since 2021	Independent business executive since May 2006; Executive Vice President – Strategy of United Airlines, December 2002 - May 2006; President of UAL Loyalty Services (airline marketing company), September 2001-December 2002; Executive Vice President and Chief Financial Officer of United Airlines, July 1999-September 2001	176	Director, Spartan Nash Company (food distributor); Director, Aircastle Limited (Chair of Audit Committee) (aircraft leasing); former Director, Nash Finch Company (food distributor), 2005-2013; former Director, SeaCube Container Leasing Ltd. (container leasing), 2010-2013; and former Director, Travelport Worldwide Limited (travel information technology), 2014-2019
Nancy T. Lukitsh c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1956	Trustee since 2011	Senior Vice President, Partner and Director of Marketing, Wellington Management Company, LLP (investment adviser), 1997-2010; Chair, Wellington Management Portfolios (commingled non-U.S. investment pools), 2007 -2010; Director, Wellington Trust Company, NA and other Wellington affiliates, 1997-2010	174	None
David M. Moffett c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1952	Trustee since 2011	Retired; Consultant to Bridgewater and Associates	174	Director, CSX Corporation (transportation suppliers); Director, Genworth Financial, Inc. (financial and insurance products and services); Director, PayPal Holdings Inc. (payment and data processing services); Trustee, University of Oklahoma Foundation; former Director, eBay Inc. (online trading community), 2007-2015; and former Director, CIT Bank, CIT Group Inc. (commercial and consumer finance), 2010-2016
Catherine James Paglia c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1952	Co-Chair since 2021; Chair of CFST, CFST II, CFVST II, CET I and CET II since 2020; Trustee of CFST, CFST II and CFVST II since 2004 and CFST I and CFVIT since 2021	Director, Enterprise Asset Management, Inc. (private real estate and asset management company) since September 1998; Managing Director and Partner, Interlaken Capital, Inc., 1989-1997; Vice President, 1982-1985, Principal, 1985-1987, Managing Director, 1987-1989, Morgan Stanley; Vice President, Investment Banking, 1980-1982, Associate, Investment Banking, 1976-1980, Dean Witter Reynolds, Inc.	176	Director, Valmont Industries, Inc. (irrigation systems manufacturer) since 2012; Trustee, Carleton College (on the Investment Committee); Trustee, Carnegie Endowment for International Peace (on the Investment Committee)
96	Columbia Capital Allocation Portfolios | Annual Report 2022

TRUSTEES AND OFFICERS  (continued)
Independent trustees  (continued)
Name, address, year of birth	Position held with the Columbia Funds and length of service	Principal occupation(s) during past five years and other relevant professional experience	Number of Funds in the Columbia Funds Complex* overseen	Other directorships held by Trustee during the past five years
Minor M. Shaw c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1947	Trustee since 2003	President, Micco LLC (private investments) since 2011; President, Micco Corp. (family investment business), 1998-2011	176	Director, Blue Cross Blue Shield of South Carolina (Chair of Compensation Committee) since April 2008; Trustee, Hollingsworth Funds (on the Investment Committee) since 2016 (previously Board Chair from 2016-2019); Former Advisory Board member, Duke Energy Corp., 2016-2020; Chair of the Duke Endowment; Chair of Greenville – Spartanburg Airport Commission; former Trustee, BofA Funds Series Trust (11 funds), 2003-2011; former Director, Piedmont Natural Gas, 2004-2016; former Director, National Association of Corporate Directors, Carolinas Chapter, 2013-2018; Chair, Daniel-Mickel Foundation since 1998
Natalie A. Trunow c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1967	Trustee since 2020	Chief Executive Officer, Millennial Portfolio Solutions LLC (asset management and consulting services), January 2016-January 2021; Non-executive Member of the Investment Committee and Valuation Committee, Sarona Asset Management Inc. (private equity firm) since September 2019; Advisor, Horizon Investments (asset management and consulting services), August 2018-January 2021; Advisor, Paradigm Asset Management, November 2016-December 2021; Consultant to Independent Trustees of CFVIT and CFST I from September 2016 to June 2020 with respect to CFVIT and to December 2020 with respect to CFST I; Director of Investments/Consultant, Casey Family Programs, April 2016-November 2016; Senior Vice President and Chief Investment Officer, Calvert Investments, August 2008-January 2016; Section Head and Portfolio Manager, General Motors Asset Management, June 1997-August 2008	174	Former Director, Investment Committee, Health Services for Children with Special Needs, Inc., 2012-2019; Director, Chair of Audit Committee, Consumer Credit Counseling Services (formerly Guidewell Financial Solutions), since 2019; Independent Director, Investment Committee and Valuation Committee, Sarona Asset Management, since 2019
Sandra Yeager c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1964	Trustee since 2017	Retired; President and founder, Hanoverian Capital, LLC (SEC registered investment advisor firm), 2008-2016; Managing Director, DuPont Capital, 2006-2008; Managing Director, Morgan Stanley Investment Management, 2004-2006; Senior Vice President, Alliance Bernstein, 1990-2004	176	Former Director, NAPE Education Foundation, October 2016-October 2020
*	The term “Columbia Funds Complex” as used herein includes Columbia Seligman Premium Technology Growth Fund, Tri-Continental Corporation and each series of Columbia Fund Series Trust (CFST), Columbia Funds Series Trust I (CFST I), Columbia Funds Series Trust II (CFST II), Columbia ETF Trust I (CET I), Columbia ETF Trust II (CET II), Columbia Funds Variable Insurance Trust (CFVIT) and Columbia Funds Variable Series Trust II (CFVST II). Messrs. Batejan, Beckman, Gallagher and Hacker and Mses. Blatz, Carlton, Flynn, Paglia, Shaw and Yeager serve as Directors of Columbia Seligman Premium Technology Growth Fund and Tri-Continental Corporation.
Columbia Capital Allocation Portfolios | Annual Report 2022	97

TRUSTEES AND OFFICERS  (continued)
Interested trustee affiliated with Investment Manager*
Name, address, year of birth	Position held with the Columbia Funds and length of service	Principal occupation(s) during the past five years and other relevant professional experience	Number of Funds in the Columbia Funds Complex overseen	Other directorships held by Trustee during the past five years
Daniel J. Beckman c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1962	Trustee since November 2021 and President since June 2021	Vice President – Head of North America Product, Columbia Management Investment Advisers, LLC since April 2015; President and Principal Executive Officer of the Columbia Funds since June 2021; officer of Columbia Funds and affiliated funds, 2020-2021	176	Director, Ameriprise Trust Company, since October 2016; Director, Columbia Management Investment Distributors, Inc. since November 2018; Board of Governors, Columbia Wanger Asset Management, LLC since January 2022
*	Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the Investment Manager or Ameriprise Financial.
The Statement of Additional Information has additional information about the Funds’ Board members and is available, without charge, upon request by calling 800.345.6611, visiting columbiathreadneedleus.com/investor/ or contacting your financial intermediary.
The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. The following table provides basic information about the Officers of the Trusts as of the printing of this report, including principal occupations during the past five years, although their specific titles may have varied over the period. In addition to Mr. Beckman, who is the President and Principal Executive Officer, the Funds’ other officers are:
Fund officers
Name, address and year of birth	Position and year first appointed to position for any Fund in the Columbia Funds Complex or a predecessor thereof	Principal occupation(s) during past five years
Michael G. Clarke 290 Congress Street Boston, MA 02210 1969	Chief Financial Officer and Principal Financial Officer (2009) and Senior Vice President (2019)	Senior Vice President and Head of Global Operations & Investor Services, Columbia Management Investment Advisers, LLC, since March 2022 (previously Vice President, Head of North American Operations, and Co-Head of Global Operations, June 2019 to February 2022 and Vice President – Accounting and Tax, May 2010 - May 2019); senior officer of Columbia Funds and affiliated funds since 2002.
Joseph Beranek 5890 Ameriprise Financial Center Minneapolis, MN 55474 1965	Treasurer and Chief Accounting Officer (Principal Accounting Officer) (2019) and Principal Financial Officer (2020), CFST, CFST I, CFST II, CFVIT and CFVST II; Assistant Treasurer, CET I and CET II	Vice President – Mutual Fund Accounting and Financial Reporting, Columbia Management Investment Advisers, LLC, since December 2018 and March 2017, respectively (previously Vice President – Pricing and Corporate Actions, May 2010 - March 2017).
Marybeth Pilat 290 Congress Street Boston, MA 02210 1968	Treasurer and Chief Accounting Officer (Principal Accounting Officer) and Principal Financial Officer (2020) for CET I and CET II; Assistant Treasurer, CFST, CFST I, CFST II, CFVIT and CFVST II	Vice President – Product Pricing and Administration, Columbia Management Investment Advisers, LLC, since May 2017; Director - Fund Administration, Calvert Investments, August 2015 – March 2017; Vice President - Fund Administration, Legg Mason, May 2015 - July 2015; Vice President - Fund Administration, Columbia Management Investment Advisers, LLC, May 2010 - April 2015.
98	Columbia Capital Allocation Portfolios | Annual Report 2022

TRUSTEES AND OFFICERS  (continued)
Fund officers  (continued)
Name, address and year of birth	Position and year first appointed to position for any Fund in the Columbia Funds Complex or a predecessor thereof	Principal occupation(s) during past five years
William F. Truscott 290 Congress Street Boston, MA 02210 1960	Senior Vice President (2001)	Formerly, Trustee/Director of Columbia Funds Complex or legacy funds, November 2001-January 1, 2021; Chief Executive Officer, Global Asset Management, Ameriprise Financial, Inc. since September 2012; Chairman of the Board and President, Columbia Management Investment Advisers, LLC since July 2004 and February 2012, respectively; Chairman of the Board and Chief Executive Officer, Columbia Management Investment Distributors, Inc. since November 2008 and February 2012, respectively; Chairman of the Board and Director, Threadneedle Asset Management Holdings, Sàrl since March 2013 and December 2008, respectively; senior executive of various entities affiliated with Columbia Threadneedle.
Christopher O. Petersen 5228 Ameriprise Financial Center Minneapolis, MN 55474 1970	Senior Vice President and Assistant Secretary	Formerly, Trustee/Director of funds within the Columbia Funds Complex, July 1, 2020 - November 22, 2021; Senior Vice President and Assistant General Counsel, Ameriprise Financial, Inc. since September 2021 (previously Vice President and Lead Chief Counsel, January 2015 - September 2021); President and Principal Executive Officer of the Columbia Funds, 2015 - 2021; officer of Columbia Funds and affiliated funds since 2007.
Thomas P. McGuire 290 Congress Street Boston, MA 02210 1972	Senior Vice President and Chief Compliance Officer (2012)	Vice President – Asset Management Compliance, Ameriprise Financial, Inc., since May 2010; Chief Compliance Officer, Columbia Acorn/Wanger Funds since December 2015; Chief Compliance Officer, Ameriprise Certificate Company, September 2010 – September 2020.
Ryan C. Larrenaga 290 Congress Street Boston, MA 02210 1970	Senior Vice President (2017), Chief Legal Officer (2017), and Secretary (2015)	Vice President and Chief Counsel, Ameriprise Financial, Inc. since August 2018 (previously Vice President and Group Counsel, August 2011 - August 2018); Chief Legal Officer, Columbia Acorn/Wanger Funds, since September 2020; officer of Columbia Funds and affiliated funds since 2005.
Michael E. DeFao 290 Congress Street Boston, MA 02210 1968	Vice President (2011) and Assistant Secretary (2010)	Vice President and Chief Counsel, Ameriprise Financial, Inc. since May 2010; Vice President, Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC since October 2021 (previously Vice President and Assistant Secretary, May 2010 – September 2021).
Lyn Kephart-Strong 5228 Ameriprise Financial Center Minneapolis, MN 55474 1960	Vice President (2015)	President, Columbia Management Investment Services Corp. since October 2014; Vice President & Resolution Officer, Ameriprise Trust Company since August 2009.
Columbia Capital Allocation Portfolios | Annual Report 2022	99

Additional information
If you elect to receive the shareholder report for the Funds in paper, mailed to you, the Funds mail one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Funds electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Funds’ shareholder report is available at the Funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Funds hold investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT filings are available on the SEC’s website at sec.gov. The Funds’ complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
100	Columbia Capital Allocation Portfolios | Annual Report 2022

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Columbia Capital Allocation Portfolios
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Funds, go to
columbiathreadneedleus.com/investor/. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN124_01_M01_(03/22)

Item 2. Code of Ethics.

(a)The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)During the period covered by this report, there were not any amendments to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item.

(c)During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party that relates to one or more of the items set forth in paragraph (b) of this Item.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that David M. Moffett, Brian J. Gallagher, J. Kevin Connaughton, and Sandra L. Yeager, each of whom are members of the registrant's Board of Trustees and Audit Committee, each qualify as an audit committee financial expert. Mr. Moffett, Mr. Gallagher, Mr. Connaughton, and Ms. Yeager are each independent trustees, as defined in paragraph (a)(2) of this item's instructions.

Item 4. Principal Accountant Fees and Services.

Fee information below is disclosed for the two series of the registrant whose reports to stockholders are included in this annual filing.

(a)Audit Fees. Aggregate Audit Fees billed by the principal accountant for professional services rendered during the fiscal years ended January 31, 2022 and January 31, 2021 are approximately as follows:

20222021

$59,000     $27,500

Audit Fees include amounts related to the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)Audit-Related Fees. Aggregate Audit-Related Fees billed to the registrant by the principal accountant for professional services rendered during the fiscal years ended January 31, 2022 and January 31, 2021 are approximately as follows:

2022	2021
$0	$14,000

Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported in Audit Fees above.

During the fiscal years ended January 31, 2022 and January 31, 2021, there were no Audit-Related Fees billed by the registrant's principal accountant to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(c)Tax Fees. Aggregate Tax Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended January 31, 2022 and January 31, 2021 are approximately as follows:

2022	2021
$0	$0

Tax Fees, if any, include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning.

During the fiscal years ended January 31, 2022 and January 31, 2021, there were no Tax Fees billed by the registrant's principal accountant to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(d)All Other Fees. Aggregate All Other Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended January 31,

2022 and January 31, 2021 are approximately as follows:

2022	2021
$0	$0

All Other Fees, if any, include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.

Aggregate All Other Fees billed by the registrant's principal accountant to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant during the fiscal years ended January 31, 2022 and January 31, 2021 are approximately as follows:

20222021

$520,000     $520,000

In fiscal years 2022 and 2021, All Other Fees primarily consists of fees billed for internal control examinations of the registrant's transfer agent and investment adviser.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee is required to pre-approve the engagement of the registrant's independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the "Adviser") or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a "Control Affiliate") if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the "Policy"). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant's independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant ("Fund Services"); (ii) non-audit services to the registrant's Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund ("Fund-related Adviser Services"); and (iii) certain other audit and non-audit services to the registrant's Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund's independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC's rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre- designated member or members who are independent board members. The member(s) to whom such authority is delegated must report, for informational purposes only, any pre- approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund's Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre- approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service. The pre- approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations. This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund's Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

*****

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)Not applicable.

(g)The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended January 31, 2022 and January 31, 2021 are approximately as follows:

20222021

$520,000      $534,000

(h)The registrant's Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected,

or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant)	Columbia Funds Series Trust
By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	March 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	March 24, 2022
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Principal Financial Officer
and Senior Vice President
Date	March 24, 2022
By (Signature and Title)	/s/ Joseph Beranek
Joseph Beranek, Treasurer, Chief Accounting Officer and Principal
Financial Officer
Date	March 24, 2022